Filed with the Securities and Exchange Commission on January 30, 2007

1933 Act Registration File No. 33-63562
1940 Act File No. 811-7760

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 16	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 18	☒
(Check appropriate box or boxes.)

KEELEY SMALL CAP VALUE FUND, INC.
(Exact Name of Registrant as Specified in Charter)

401 South LaSalle Street
Suite 1201
Chicago, Illinois 60605
(Address of Principal Executive Offices) (Zip Code)

John L. Keeley, Jr. Keeley Asset Management Corp. 401 South LaSalle Street, Suite 1201 Chicago, Illinois 60605	Copy to: Stephen E. Goodman Meltzer, Purtill & Stelle LLC 1515 East Woodfield Road, Second Floor Chicago, Illinois 60173-5431

(Registrant’s Telephone Numbers, Including Area Code) (312) 786-5050

As soon as practical after the effective date of this Registration Statement
Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective

☐	immediately upon filing pursuant to paragraph (b)
☐	on _______pursuant to paragraph (b)
☒	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

KEELEY
Funds

SMALL CAP VALUE FUND, INC.
MID CAP VALUE FUND
ALL CAP VALUE FUND

Prospectus
January 31, 2007

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

KEELEY SMALL CAP VALUE FUND
KEELEY MID CAP VALUE FUND
KEELEY ALL CAP VALUE FUND

CONTENTS

THE FUNDS	2

INVESTMENT OBJECTIVES	2

PRINCIPAL INVESTMENT STRATEGIES AND POLICIES	2

MAIN RISKS	3

PERFORMANCE	4

EXPENSES	7

PORTFOLIO HOLDINGS	8

MANAGEMENT	9

YOUR INVESTMENT	10

HOW SHARES ARE PRICED	10

HOW TO BUY, SELL AND EXCHANGE SHARES	12

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES	17

DISTRIBUTIONS AND TAXES	18

SHAREHOLDER PRIVILEGES	18

FINANCIAL HIGHLIGHTS	20

PRIVACY STATEMENT	PS-1

TO LEARN MORE ABOUT THE FUNDS	BACK COVER

THE FUNDS

KEELEY SMALL CAP VALUE FUND
KEELEY MID CAP VALUE FUND
KEELEY ALL CAP VALUE FUND

INVESTMENT OBJECTIVES

The KEELEY Small Cap Value, KEELEY Mid Cap Value, and KEELEY All Cap Value Funds each seek capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES AND POLICIES

Small Cap Value Fund
The Small Cap Value Fund intends to pursue its investment objectives by investing in companies with a small market capitalization, which we currently define as $2.5 billion or less. Under normal market conditions, the Fund will invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in common stocks and other equity type securities (including preferred stock, convertible debt securities and warrants) of companies with small market capitalization, measured at the time of each investment. If we change that policy, we will give our shareholders at least 60 days’ notice of the change.

Mid Cap Value Fund
The Mid Cap Value Fund intends to pursue its investment objective by investing in companies with mid-size market capitalization, which we currently define as between $2.5 billion and $10 billion. Under normal market conditions, the Fund will invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in common stocks and other equity type securities (including preferred stock, convertible debt securities and warrants) of mid-size market cap companies, measured at the time of each investment. If we change that policy, we will give our shareholders at least 60 days notice of the change.

All Cap Value Fund
The All Cap Value Fund intends to pursue its investment objective by investing in stock and other equity securities (including preferred stock, convertible debt securities and warrants). We have no restrictions as to the size of the companies in which we invest. We may invest in what are normally considered small cap stocks, mid cap stocks and large cap stocks. We may concentrate on one of those categories, two of them or all of them, and we may change the allocation from time to time.

Investment Principles and Strategies for the Funds
While many mutual funds look for undervalued stocks, we focus our attention on particular kinds of undervalued stocks: we concentrate on identifying companies going through major changes (corporate restructuring), including:

▪	corporate spin-offs (a tax-free distribution of a parent company's division to shareholders)

▪	financial restructuring, including acquisitions, recapitalizations and companies emerging from bankruptcy
▪	companies selling at or below actual or perceived book value
▪	savings and loan and insurance conversions
▪	distressed utilities

Current dividend or interest income is not a factor for the funds when choosing securities. Each stock is judged on its potential for above-average capital appreciation, using a value approach that emphasizes:

▪	equities with positive cash flow
▪	low market capitalization-to-revenue ratio
▪	desirable EBITDA (earnings before interest, taxes, depreciation and amortization)
▪	motivated management
▪	little attention from Wall Street

Research sources include company documents, subscription research services, select broker/dealers and direct company contact.

It is our initial intention to typically hold securities for more than two years to allow the corporate restructuring process to yield results. But, we may sell securities when a more attractive opportunity emerges, when a company becomes overweighted in the portfolio, or when operating difficulties or other circumstances make selling desirable.

In times of adverse equity markets, we may take temporary defensive positions in U.S. Treasury bills and commercial paper of major U.S. corporations. This could reduce the benefit from an upswing in the market.

The investment strategy and policies are not fundamental; they may be changed without shareholder approval. You will receive advance notice if we change that policy. For more about the Funds’ investment policies, please see each Fund’s respective Statement of Additional Information (“SAI”).

The Funds may be suitable for the more aggressive section of an investor's portfolio. The Funds are designed for people who want to grow their capital over the long term and who are comfortable with possible frequent short-term changes in the value of their investment. An investment in any of the Funds should not be considered a complete investment program.

MAIN RISKS

Risks applicable to each Fund

•
The Funds are subject to the typical risks of equity investing, including the effects of interest rate fluctuations, investor psychology and other factors. The value of your investment will increase or decrease so your shares may be worth more or less money than your original investment.

•	Loss of money is a risk of investing in any of the Funds.

•	Other than company-specific problems, the factor most likely to hurt each Fund’s performance would be a sharp increase in interest rates, which generally causes equity prices to fall.

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•
The focus on companies emerging from bankruptcy presents special risks. Although companies emerging from bankruptcy usually have improved balance sheets as a part of the restructure, they are often subject to specific plans imposed by their lenders which they must meet in a fairly short time frame. Often, if such a company does not meet its plan, it has few, if any, alternatives. In addition, such companies must overcome the negative perception resulting from a previous bankruptcy. Generally, companies going through corporate restructures are more likely than others to remain undervalued.

•
In order to minimize printing and mailing expenses and to reduce the material which we send to our shareholders who own more than one of our Funds, we use a combined prospectus for our three Funds. Because the Funds share a single prospectus, it is possible that all of the Funds could be responsible for (and would thus bear the expense of) an error in this prospectus about one Fund.

•
Small and Mid cap investing presents more risk than investing in large cap or more established company securities. Small and Mid cap companies often have more limited resources and greater variation in operating results, leading to greater price volatility. Trading volumes may be lower, making such securities less liquid. The focus on corporate restructures means these securities are more likely than others to remain undervalued.

Temporary Defensive Positions
During adverse economic, market or other conditions, a Fund may take temporary defensive positions such as investing up to 100% of its assets in investments that would not ordinarily be consistent with its objective, including cash and cash equivalents. A Fund may not achieve its goal when so invested.

PERFORMANCE

Small Cap Value Fund
The following performance information indicates some of the risks of investing in the Small Cap Value Fund. The bar chart below shows how the Small Cap Value Fund’s total return has varied from year to year. The table compares its performance with that of both the Russell 2000® Index, an unmanaged index made up of smaller capitalization issues and the S&P 500® Index, a broad market-weighted index dominated by blue-chip stocks. While the information shown in the bar chart and the table give you some idea of the risks involved in investing in the Small Cap Value Fund, please remember that past performance (before and after taxes) doesn’t guarantee future results.

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KEELEY Small Cap Value Fund

Year-by-year total return as of 12/31 each year (%)

The bar chart and Best and Worst quarters shown below do not reflect the maximum 4.50% sales load. If these charts reflected the sales load, returns would be less than those shown.

BEST QUARTER		WORST QUARTER
Q3 1997	21.56%	Q3 1998	(20.25)%

AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/06
FOR THE SMALL CAP VALUE FUND*	1 Yr	5 Yrs	10 Yrs
Return before taxes	14.17%	17.58%	15.82%
Return after taxes on distributions†	14.17%	17.15%	15.19%
Return after taxes on distributions and sale of fund shares†	9.21%	15.33%	13.99%
Russell 2000® Index **	18.37%	11.39%	9.44%
S&P 500® Index **	15.80%	6.19%	8.42%

* This performance table reflects the payment of the 4.50% sales load on the purchase of new shares. ** Reflects no deduction for fees, expenses and taxes.

†After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

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Mid Cap Value Fund
The following performance information indicates some of the risks of investing in the Fund. The bar chart below shows the Mid Cap Value Fund’s total return in its first full calendar year of operations. The table compares the Mid Cap Value Fund’s performance with that of both the Russell Midcap Value Total Return® Index, and the S&P Midcap 400® Index. While the information shown in the bar chart and the table give you some idea of the risks involved in investing in the Mid Cap Value Fund, please remember that past performance (before and after taxes) doesn’t guarantee future results.

KEELEY Mid Cap Value Fund

Year-by-year total return as of 12/31 each year (%)

The bar chart and Best and Worst quarters shown below do not reflect the maximum 4.50% sales load. If these charts reflected the sales load, returns would be less than those shown.

BEST QUARTER		WORST QUARTER
Q4 2006	10.09%	Q3 2006	(5.36)%

AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/06
FOR THE MID CAP VALUE FUND*	1 Yr	5 Yrs	Since Inception[1]
Return before taxes	5.74%	N/A	8.17%
Return after taxes on distributions†	5.74%	N/A	8.17%
Return after taxes on distributions and sale of fund shares†	3.71%	N/A	6.98%
Russell Midcap Value Total Return® Index **	20.22%	N/A	16.40%
S&P Midcap 400® Index **	10.32%	N/A	10.45%

* This performance table reflects the payment of the 4.50% sales load on the purchase of new shares. ** Reflects no deduction for fees, expenses and taxes.

1Inception date is August 15, 2005.

†After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

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All Cap Value Fund
The All Cap Value Fund has not been in operation for a full calendar year. As a result, annual performance information is not available for the All Cap Value Fund at this time.

EXPENSES

The table below shows what fees and expenses you could face as a shareholder of each of the Funds: the Small Cap Value, Mid Cap Value and All Cap Value Funds. Keep in mind that future expenses may be higher or lower than those shown.

Shareholder Transaction Expenses (Fees Paid Directly From Your Investment)	Small Cap Value Fund	Mid Cap Value Fund	All Cap Value Fund

Maximum Sales Load on Purchases (as a percentage of offering price) (a)	4.50%	4.50%	4.50%

Maximum Sales Load on Reinvested Dividends (as a percentage of offering price) (b)	None	None	None

Maximum Deferred Sales Load	None	None	None

Redemption Fees	None	None	None

Exchange Fees	None	None	None

Annual Fund Operating Expenses (As a Percentage of Average Net Assets)	Small Cap Value Fund	Mid Cap Value Fund	All Cap Value Fund

Management Fees	0.96%	1.00%	1.00%

Distribution (12b-1) Fees(c)	0.25%	0.25%	0.25%

Other Expenses	0.18%	1.02%	2.72%

Total Annual Fund Operating Expenses	1.39%	2.27%	3.97%

Fee Waiver/Expense Reimbursement(d)	n/a	-0.78%	-2.48%

Net Annual Operating Expenses	1.39%	1.49%	1.49%

(a) Sales charges are reduced for purchases of $50,000 or more. See “How shares are priced.”

(b) The Funds’ Transfer Agent charges a fee of $15 for each wire redemption and $5 for each telephone exchange. At the discretion of the Adviser or Transfer Agent these fees may be waived.

(c) The Rule 12b-1 Fee is an annual fee paid by the Funds (and indirectly by shareholders). See “How shares are priced.” Over time, long-term shareholders may pay more in distribution-related charges through the imposition of the Rule 12b-1 Fee than the economic equivalent of the maximum front-end sales charge applicable to mutual funds sold by members of the National Association of Securities Dealers, Inc. (the “NASD”).

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(d) On October 1, 2006, the Adviser contractually agreed to waive a portion of its fee or reimburse the Funds to the extent that total ordinary operating expenses during the current fiscal year as a percentage of average net assets exceed: 2.50% for the Small Cap Value Fund, 1.49% for the Mid Cap Value Fund, and 1.49% for the All Cap Value Fund. In the prior fiscal period, the Adviser limited the net annual operating expenses to 2.00% for both the Mid Cap Value and All Cap Value Funds. The Net Annual Operating Expenses above are presented as if the new expense waivers were in effect for the previous fiscal period. The waiver for Small Cap Value Fund does not expire. The waivers for Mid Cap Value Fund and All Cap Value Fund are in effect through September 30, 2008.

Example

This example is intended to help you compare the cost of investing in each of the Funds with the cost of investing in other mutual funds. It does not represent each Fund’s actual expenses and returns, either past or future. This example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges were included, your costs would be higher.

This example assumes that:

•	You invest $10,000 in the Fund for the time periods indicated
•	You redeem all your shares at the end of those periods
•	Your investment has a 5% return each year
•	You reinvest your dividends and distributions
•	The Fund’s operating expenses remain the same

Although your actual costs could be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Small Cap Value Fund	$585	$870	$1,176	$2,043

Mid Cap Value Fund	$638	$1,097	$1,582	$2,914

All Cap Value Fund	$617	$1,408	$2,216	$4,309

PORTFOLIO HOLDINGS

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in each Fund’s SAI.

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MANAGEMENT

Investment Adviser and Portfolio Manager - The investment adviser for the Small Cap Value, Mid Cap Value and All Cap Value Funds is Keeley Asset Management Corp. (the “Adviser”), 401 South LaSalle Street, Suite 1201, Chicago, IL 60605. The Adviser supervises, administers and continuously reviews each Fund's investment program, following policies set by the Board of Directors. As of December 31, 2006, the Adviser had approximately $6.1 billion in assets under management.

John L. Keeley, Jr., president and director of the Funds, is the Adviser's sole shareholder. He has been president and primary investment manager for the Adviser since its incorporation in 1981. He is the Portfolio Manager for the Small Cap Value, Mid Cap Value and All Cap Value Funds. He has been primarily responsible for day-to-day management of each of the Funds since their respective inceptions. He has managed the Small Cap Value Fund since its inception on October 1, 1993, the Mid Cap Value Fund since its inception on August 15, 2005, and the All Cap Value Fund since its inception on June 14, 2006. Each Fund's SAI provides additional information about Mr. Keeley's compensation, other accounts that he manages, and his ownership of securities in the Funds.

Small Cap Value Fund
The Small Cap Value Fund pays the Adviser a monthly fee at an annual rate of 1.00% for the first $1 billion and 0.90% in excess of $1 billion of the average daily net assets. While this rate is higher than what many mutual funds pay, the directors consider it appropriate in light of the Fund’s investment objectives and policies. The Adviser will waive part of its fee or reimburse the Small Cap Value Fund if its annual operating expenses exceed 2.50% of net assets. This limitation excludes taxes, interest charges, litigation and other extraordinary expenses, and brokerage commissions and other charges from buying and selling the Small Cap Value Fund’s securities.

Mid Cap Value and All Cap Value Funds
Both the Mid Cap Value and the All Cap Value Funds pay the Adviser a monthly fee at an annual rate of 1.00% of the first $350 million of average daily net assets, 0.90% of the next $350 million of average daily net assets and 0.80% of average daily net assets over $700 million. While this rate is higher than what many mutual funds pay, the directors consider it appropriate in light of each Fund's investment objectives and policies.

Until September 30, 2008, the Adviser has agreed to waive its management fee or reimburse the Mid Cap Value and All Cap Value Funds for expenses, including organizational expenses, so that each Fund's total operating expenses (on an annual basis) do not exceed 1.49% of each Fund's average daily net assets. This limitation excludes taxes, interest charges, litigation and other extraordinary expenses, and brokerage commissions and other charges from buying and selling Fund securities. After such time, the Adviser may voluntarily continue to waive a portion of its management fee or reimburse either the Mid Cap Value or All Cap Value Funds for expenses, but it will not be obligated to do so. Fee and expense waivers and reimbursements would have the effect of lowering the overall expense ratio for a Fund and increase its overall return to investors. Any such waiver or reimbursement is subject to later adjustment during the term of the Investment Advisory Agreement to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a period are less than the expense limitation caps. The Adviser, however, will only be entitled to recoup such amounts for a period of three years following the fiscal year in which such amount was waived or reimbursed.

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The Management Fee to be paid by the Funds is higher than that paid by many other investment companies. The Board of Directors believes that the Funds’ Management Fees are appropriate in light of each Fund’s investment objective and policies. The Boards generally consider renewal of the contracts in November of each year, which is the first semi-annual period for each Fund; consequently, a discussion of the factors considered by the Board in renewing the contracts is included in each Fund’s semi-annual report for the period ending March 30.

Other Service Providers

Administrator - U.S. Bancorp Fund Services, LLC performs the Administrator duties for the Funds. The Administrator handles required tax returns and various filings; monitors the Funds’ expenses and compliance issues; and generally administers the Funds.

Distributor - Keeley Investment Corp., member of NASD/SIPC, is the general distributor of the Funds’ shares.

Custodian, transfer agent, and accounting services - U.S. Bank, N.A. provides for the safekeeping of the Funds’ assets. U.S. Bancorp Fund Services, LLC, maintains shareholder records, disburses dividends and other distributions, performs fund accounting and calculates net assets of the Funds.

YOUR INVESTMENT

HOW SHARES ARE PRICED

The public offering price of each of the Small Cap Value, Mid Cap Value and All Cap Value Funds’ shares is the net asset value (the value of one share in a Fund) plus a sales charge based on the amount of your purchase.

Net asset value - Net asset value (NAV) is calculated by dividing a Fund's total assets, minus any liabilities, by the number of shares outstanding. The NAV is generally calculated as of the close of trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern Time) every day the NYSE is open.

The day’s NAV will be used for all buy or sell orders received since the preceding computation.

Here’s how the value of a Fund’s assets is determined:

▪
A security listed on an exchange or quoted on a national market system is valued at the last sale price or, if it wasn’t traded during the day, at the most recent bid price. Securities traded only on over-the-counter markets are valued at the last sale price on days when the security is traded; otherwise, they’re valued at closing over-the-counter bid prices.

▪	If a security is traded on more than one exchange, it’s valued at the last sale price on the exchange where it’s principally traded.

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▪
Debt securities (other than short-term obligations) in normal institutional-size trading units are valued by a service that uses electronic data processing methods, avoiding exclusive reliance on exchange or over-the-counter prices.

▪	Short-term obligations (debt securities purchased within 60 days of their stated maturity date) are valued at amortized cost, which approximates current value.

Fair Valued Securities

▪
Securities for which market quotations aren't readily available and securities for which the Funds have reason to believe the market quote should not be relied upon are valued in accordance with procedures approved by the Board of Directors. Since most of the Funds’ securities are traded on U.S. exchanges, the Funds do not expect that there would be many times when a fair value determination would be required. Although market price is usually the best indicator of value, if there is very little trading in a security, the Funds may determine that the reported market price is not an accurate reflection of the security’s value and should not be relied upon. Other times when a Fund would make a fair value determination would be when trading in a security held by the Fund is halted and not resumed prior to the end of the market close, or if exchanges were required to close before the anticipated end of the trading day. In such cases, the Fund's value for a security may be different from most recent quoted market values, which could affect net asset value and result in a purchaser paying a higher or lower price to purchase Fund shares, and a redeeming shareholder receiving less or more than such shareholder would have received, if market quotations had been available and had been used to establish value.

Sales charge - The chart below shows how the sales charge varies with the amount of your purchase for Small Cap Value, Mid Cap Value and All Cap Value Funds.

Sales Charge as a Percentage of
Single Transaction Amount	Offering Price	Net Amount Invested	Dealer Reallowance as a Percentage of Offering Price
Less than $50,000	4.50%	4.71%	4.00%
$50,000 - less than $100,000	4.00%	4.17%	3.50%
$100,000 - less than $250,000	3.00%	3.09%	2.50%
$250,000 - less than $500,000	2.50%	2.56%	2.00%
$500,000 and over	1.00%	1.01%	0.50%

Various individuals and organizations who meet a Fund’s requirements may buy shares at NAV - that is, without the sales charge. Generally, these include institutional investors such as banks and insurance companies, investment advisers and their clients, certain tax exempt entities (including IRAs, pension and profit sharing plans) with a minimum $25,000 investment, purchasers with brokerage accounts in which they are charged fees based on the value of the account rather than commissions on transactions, sales through certain internet brokers, sales to pension and profit sharing plans for which Charles Schwab acts as a trustee, broker/dealer or recordkeeper and customers of financial institutions clearing through Charles Schwab. For a more detailed list of those who may qualify for fee waivers, plus a description of the requirements, please see the respective Fund’s SAI.

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    The Funds provide free of charge, through their Website at www.keeleyfunds.com, and in a clear and prominent format, information regarding who is eligible for reduced sales loads or waivers of the sales load, and what information must be provided to qualify. The site includes a hyperlink to that information.

Distribution Plan (12b-1)
Each Fund has adopted a plan under Rule 12b-1 that allows the Funds to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders. Under this Plan, the fee is 0.25% per year of a Fund’s average net assets (calculated on a daily basis). Because these fees are paid out of each of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Distributor and each Fund’s Adviser may make cash payments, which we refer to as revenue share payments, to dealer firms as incentives to sell a Fund’s shares, to promote retention of their dealer firms’ customers’ assets in the Funds and to reimburse dealer firms for distribution and other expenses. These payments are in addition to any sales load and 12b-1 fees which the dealer firms may receive from each of the Funds or the Distributor. Revenue share payments would come from the Distributor or Adviser’s own resources and not from the Funds, will not change the price of a Fund’s shares and will not reduce the amount of proceeds which a Fund receives from the sale of shares. However, the Distributor or Adviser may be reimbursed for some or all of such payments from the 12b-1 fees paid by a Fund to the Distributor. These payments may be calculated on sales of a Fund’s shares, on average net assets of the Fund applicable to a dealer, or on a combination of both. The amount of such payments could be significant to a dealer firm. The Distributor will determine, in its own judgment, whether to make revenue share payments to any dealer firm.

See also “Right of Accumulation” and “Letter of Intent” under “Shareholder Privileges.”

HOW TO BUY, SELL AND EXCHANGE SHARES

Buying Shares

You can buy a Fund’s shares directly from the distributor, Keeley Investment Corp., or from selected broker/dealers, financial institutions and other service providers. Some of these other parties may be authorized to designate other intermediaries to accept purchase and redemption orders on a Fund’s behalf. If you invest through a third party, policies and fees may differ from those described here. If you are investing through a third party, you should read any program materials they may provide to you before you invest through them.

Shares of the Funds have not been registered for sale outside of the United States. KEELEY Funds generally do not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

In compliance with the USA Patriot Act of 2001, the Transfer Agent will verify certain information on your Account Application as part of the Fund’s Anti-Money Laundering Program. As requested on the Application, you must supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted. Please contact the Transfer Agent at 1-888-933-5391 if you need additional assistance when completing your Application.

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If we do not have a reasonable belief of the identity of a customer, the account will be rejected or the customer will not be allowed to perform a transaction on the account until such information is received.

Each Fund may also reserve the right to close the account within 5 business days if clarifying information/documentation is not received.

The minimum initial investment for each of the Funds is $1,000 ($250 for IRAs and Automatic Investment Plan accounts), and the minimum for additional investments in each Fund is $50 and is subject to change at any time.

Your order will be processed at the next calculated appropriate price after a Fund receives your order in proper form. Each Fund may enter into arrangements with third parties, including broker/dealers, financial institutions and other service providers to process purchase and redemption orders on behalf of the Fund on an expedited basis. In those cases, when the third party receives the purchase or redemption order, it will be treated as though the Fund had received the order for purposes of pricing. Payment should be made in U.S. dollars drawn on a U.S. bank, savings and loan, or credit union, or sent by wire transfer. Checks should be made payable to the "KEELEY Small Cap Value Fund,” "KEELEY Mid Cap Value Fund," or "KEELEY All Cap Value Fund." The Funds will not accept payment in cash, including cashier's check or money order. Also, to prevent fraud, the Funds will not accept third party checks, U.S. Treasury checks, credit card checks, traveler's checks or starter checks for the purchase of shares. We are unable to accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment.

If your check is returned for any reason, you'll be charged a $25 fee as well as for any loss to the Funds.

While we don’t issue stock certificates for shares purchased, you will receive a statement confirming your purchase.

EACH FUND RESERVES THE RIGHT TO REJECT ANY PURCHASE ORDER IF THE FUND BELIEVES THAT IT IS IN THE FUND’S BEST INTEREST TO DO SO.

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  By wire transfer

Opening an account
If you are making an initial investment in a Fund, before you wire funds, please contact the Transfer Agent at 1-888-933-5391 to make arrangements with a telephone service representative to submit your completed Application via mail, overnight delivery, or facsimile. Upon receipt of your Application, your account will be established and a service representative will contact you within 24 hours to provide an account number and wiring instructions. You may then contact your bank to initiate the wire using the instructions you were given.

▪	Have your bank wire the amount you want to invest to:
U.S. Bank, N.A.
777 E. Wisconsin Ave.
ABA #: 075000022
Credit U.S. Bancorp Fund Services, LLC
Account #: 112-952-137
Further credit: KEELEY [Fund name here]
Shareholder name and account number

    Wired funds must be received prior to 4:00 p.m. EST to be eligible for same day pricing. Neither the Funds nor U.S. Bank, N.A. is responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete wiring instructions.

Adding to your account
You can add to your account anytime in investments of $50 or more. If you are making a subsequent purchase, your bank should wire funds as indicated above. It is essential that your bank include complete information about your account in all wire instructions. Prior to sending your wire, please call the Transfer Agent at 1-888-933-5391 to advise them of your intent. This will ensure prompt and accurate credit.

By mail

The Funds do not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent’s post office box, of purchase applications does not constitute receipt by the Transfer Agent of the Funds.

Opening an account
▪	Write a check for the amount you want to invest, payable to [Fund name here].

▪	Mail your payment with a completed purchase application (included with this prospectus) to:

KEELEY [Fund name here]	For overnight delivery, use this address:
c/o U.S. Bancorp Fund Services, LLC	KEELEY [Fund name here]
P.O. Box 701	c/o U.S. Bancorp Fund Services, LLC
Milwaukee, WI 53201-0701	615 E. Michigan Street, 3rd Floor
Milwaukee, WI 53202-5207

14

Adding to your account
You can add to your account anytime in investments of $50 or more. Mail your order as described above, including your name, address, and account number.

Selling Shares

You can redeem your shares in any of the Funds at anytime by mail or telephone for shares you hold directly at the Fund.

Shareholders who have an IRA or other retirement plan account must indicate on their redemption request whether or not to withhold federal income tax. Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.

If your account is with the Distributor or a selected broker/dealer, you must give your request to that firm. The broker/dealer is responsible for placing your request and may charge you a fee.

Otherwise, here’s how to sell your shares:

 By mail

Send the transfer agent a written redemption request in proper order, including:

▪	your account name and number
▪	the number of shares or dollar amount to be redeemed
▪	the signature of each registered owner, exactly as the shares are registered
▪	documentation required from corporations, executors, administrators, trustees, guardians, agents and attorneys-in-fact

Mail to:	For overnight delivery, use this address:
KEELEY [Fund name here]	KEELEY [Fund name here]
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 E. Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202-5207

The Funds do not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent’s post office box, of redemption requests does not constitute receipt by the Transfer Agent of the Funds.

Signature guarantees - If you request a direct redemption of more than $25,000, or you want the proceeds sent to any person, address, or bank not on the account, or the request comes within 15 days of an address change, we require signture guarantees. Signature guarantees are also required when changing account ownership, and when establishing or modifying certain services on an account. In addition to the situations described above, the Fund(s) and/or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation. These guarantees may seem inconvenient, but they’re intended to protect you against fraud. The guarantor pledges your signature is genuine and, unlike a notary public, is financially responsible if it’s not.

Eligible guarantors include qualified:
▪	Banks, credit unions and savings associations
▪	Broker/dealers
▪	National securities exchanges

15

▪	Registered securities associations
▪	Clearing agencies

A notary public is not acceptable.

 By phone

To redeem shares of up to $25,000 by phone, call the Transfer Agent at 1-888-933-5391. The Funds follow procedures to confirm that telephone instructions are genuine and sends payment only to the address of record or the designated bank account. We aren’t liable for following telephone instructions reasonably believed to be genuine.

If you don’t want telephone transaction privileges, check the box on the purchase application.

Payment - When you sell your shares, the amount of money you receive is based on the NAV next calculated after your request is received. This amount may be more or less than what you paid for the shares.

When you sell your shares of any Fund, it is a taxable event for federal tax purposes. You may realize a capital gain or loss. You may want to check with your tax adviser.

We’ll send payment for shares redeemed within one or two business days, but no later than the seventh calendar day after receipt of the redemption request by the transfer agent. You may have a check sent to your address of record, proceeds can be wired to your bank account of record, or funds may be sent via electronic funds transfer through the Automated Clearing House (ACH) network to a pre-designated account. The transfer agent charges a $15 wire fee. There is no charge when proceeds are sent via the ACH system but credit may not be available for 2-3 days.

The Funds will not send redemption proceeds until checks for the purchase of the shares have cleared — up to 15 days.

We may suspend redemptions if the New York Stock Exchange closes or for other emergencies. Please see each respective Fund’s SAI for details.

Small accounts - If the value of your account falls below $250, we reserve the right to redeem your shares and send you the proceeds. Currently, however, each Fund’s practice is to maintain small accounts instead of closing them out. If we change that policy, you’ll get advance notice.

Exchanging Shares

You may exchange some or all of your Fund shares between identically registered accounts of the other Funds. The minimum exchange amount is $250. You can also exchange some or all of your Fund shares for First American Prime Obligations Fund shares. The minimum initial exchange amount to the First American Prime Obligations Fund is $1,000 and the subsequent exchange minimum is $250. There's a maximum of four exchanges over 12 months. The exchange must be between identically registered accounts. The Funds consider two exchanges between any of the KEELEY Funds and a different KEELEY Fund (Small Cap Value, Mid Cap Value, or All Cap Value), or the First American Prime Obligations Fund for more than $250,000 within a five business day period to be market timing, and will bar the account holder from making additional purchases in the Funds. See "Frequent Purchases and Redemptions of Fund Shares."

16

A Fund’s shares will be redeemed at the next determined NAV after your request is received, and First American Prime Obligations Fund or different KEELEY Fund shares will be purchased at the per share NAV next determined at or after redemption.

  You can also move your exchanged shares, plus any First American Prime Obligations Fund or other KEELEY Fund’s shares purchased with reinvested dividends, back into a Fund with no sales charge (as long as your investment remained continuously in the First American Prime Obligations Fund or KEELEY Fund between withdrawal and reinvestment).

Your exchange is subject to the terms of the First American Prime Obligations Fund or any of the KEELEY Fund shares. Ask us for a copy of their prospectuses and read them carefully before investing.

Exchanges can be requested by mail or telephone (unless you refuse telephone transaction privileges on your purchase application). There is a $5 fee for telephone exchanges. The Funds follow procedures to confirm that telephone instructions are genuine. We aren't liable for following telephone instructions reasonably believed to be genuine.

An exchange is a taxable event for federal tax purposes. You may realize a capital gain or loss. Be sure to check with your tax adviser before making an exchange.

We reserve the right to change or eliminate the exchange privilege. If we change that privilege, you will receive advance notice.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Board of Directors has adopted policies and procedures to discourage frequent trading in the Funds’ shares (often called market timing). The Funds believe that their sales charge (at a maximum of 4 1/2%) coupled with a maximum of four exchanges per year makes it difficult for a purchaser to utilize the Funds for market timing. Although the Funds do not believe they are subject to a number of the risks of market timing (such as utilizing pricing differentials), frequent trading disrupts the investment strategies of the Funds because it requires the Funds to maintain excess cash or to liquidate investments before they otherwise would do so, which also tends to increase portfolio turnover and brokerage costs and can adversely affect tax efficiency. The Funds’ procedures provide that the Funds will not enter into any agreements or "understandings" with anyone which specifically permit frequent trading. The Funds will attempt to identify purchasers who engage in frequent trading and if and when identified, will bar such purchasers from making additional purchases of Fund shares. If the Funds can identify the beneficiaries of omnibus accounts and the omnibus account holder will apply these standards to its beneficiaries, the Funds will request that they do so; however, it will not bar an omnibus account which cannot or will not apply these standards to its account beneficiaries. The Funds consider any purchase and redemption of more than $250,000 in any five day business period by the same account holder (in the case of omnibus accounts, the ultimate beneficiary of a sub-account) to fall within its definition of market timing; however, the Funds reserve the right to restrict purchasers, on a case by case basis, who trade less than that amount or make purchases and sales separated by more than five business days.

17

DISTRIBUTIONS AND TAXES

Distributions

The Funds distribute their net investment income and realized capital gains, if any, to shareholders at least once a year. Your dividends and capital gains will be invested in additional Fund shares unless you write the Transfer Agent to request otherwise. There’s no sales charge on reinvestments.

If your mailed distribution check can’t be delivered by the U.S. Postal Service, or it remains outstanding for at least six months, we reserve the right to reinvest the distribution amount at the current NAV at the time of such investment until you give us other instructions.

Taxes

The Funds may make distributions taxable to you as either ordinary income or capital gains. The rate you pay on capital gains distributions will depend on how long the Funds have held the securities, not on how long you as a shareholder owned your Fund shares. You'll receive an annual statement showing which of your Fund distributions are taxable as ordinary income and which are taxable as capital gains.

If you sell your Fund shares, it is considered a taxable event for you. Depending on the purchase price and sale price of the shares you sell, you may have a gain or loss on the transaction. You are responsible for any tax liabilities generated by your transaction. An exchange of Fund shares for shares of any other fund will be treated as a sale of the Fund’s shares and subject to the same tax consequences. Federal law requires the Fund to withhold a percentage of all distributions and redemption proceeds paid to shareholders if they have not provided their correct taxpayer identification number.

It's important that you consult with your tax adviser on federal, state and local tax consequences of investing in the Funds that are unique to your tax situation.

SHAREHOLDER PRIVILEGES

Right of Accumulation (ROA)— You may combine your new purchase with the value of any other shares of any of the Keeley Funds for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable sales charge for the new purchase is based on the total of your current purchase plus the value (based on offering price) of all other shares you own. In addition to the shares you own, you may also combine the value of the shares owned by your spouse for sales charge reductions. To receive a reduced sales charge, based on the accumulated value of such accounts, you must notify the Funds in writing at the time of purchase.

Letter of Intent (LOI)— By signing a LOI you can reduce your sales charge. Your individual purchases will be made at the applicable sales charge based on the amount you intend to invest over a 13-month period. The LOI will apply to all purchases of the Funds. Any shares purchased within 90 days of the date you sign the letter of intent may be used as credit toward completion, but the reduced sales charge will only apply to new purchases made on or after that date. Purchases resulting from the reinvestment of dividends and capital gains do not apply toward fulfillment of the LOI. Shares equal to 4.5% of the amount of the LOI will be held in escrow during the 13-month period. If, at the end of that time the total amount of purchases made is less than the amount intended, you will be required to pay the difference between the reduced sales charge and the sales charge applicable to the individual purchases had the LOI not been in effect. This amount will be obtained from redemption of the escrow shares. Any remaining escrow shares will be released to you.

18

If you establish an LOI with a Fund you can aggregate your accounts as well as the accounts of your spouse. You will need to provide written instructions with respect to the other accounts whose purchases should be considered in fulfillment of the LOI.

Automatic Investment Plan (AIP)— Buy shares automatically each month, by having $50 or more withdrawn from your bank account and invested in a Fund. The minimum to open an AIP account is $250. There's no service fee for this option. To establish the AIP, complete the Automatic Investment Plan section on the purchase application or, after your account is established, complete an AIP application (available from each Fund). Under the Plan, you may make regular monthly investments of $50 or more in a Fund directly from your checking or savings account. In order to participate, your financial institution must be a member of the Automated Clearing House (ACH) network. We are unable to debit mutual fund or pass through accounts. If your payment is rejected by the bank, the Transfer Agent will charge a $25 fee to your account. Any request to change or terminate an Automatic Investment Plan should be submitted to the Transfer Agent five days prior to the effective date.

THE FUNDS RESERVE THE RIGHT TO MODIFY OR ELIMINATE THESE PRIVILEGES WITH AT LEAST 30 DAYS NOTICE.

INDIVIDUAL RETIREMENT ACCOUNTS

The Funds offer a variety of retirement plans that may help you shelter part of your income from taxes. For complete information, including applications, call 1-888-933-5391.

19

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Small Cap Value Fund for the past five (5) years, and of the Mid Cap Value and All Cap Value Funds since their inception dates. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, the independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the annual report which is available upon request.

Small Cap Value Fund

Per share data (1)	Year Ended September 30,
	2006	2005	2004	2003	2002
Net asset value, beginning of period	$21.73	$16.98	$12.44	$10.95	$11.22
Income from investment operations:
Net investment loss	(0.07)	(0.06)	(0.06)	(0.08)	(0.11)
Net realized and unrealized gains
on investments	2.04	5.41	4.60	2.23	0.42
Total from investment operations	1.97	5.35	4.54	2.15	0.31

Less distributions:
From net realized gain	(0.41)	(0.60)	—	(0.66)	(0.58)

Net asset value, end of period	$23.29	$21.73	$16.98	$12.44	$10.95

Total return(2)	8.25%	32.37%	36.45%	20.61%	2.57%

Ratios/supplemental data:
Net assets, end of period (in 000’s)	$2,753,840	$850,184	$206,976	$90,471	$63,894

Ratio of expenses to average net assets:	1.39%	1.52%	1.64%	1.75%	1.72%

Ratio of net investment loss to average net assets	(0.47)%	(0.50)%	(0.57)%	(0.68)%	(0.90)%

Portfolio turnover rate	17.58%	22.93%	29.63%	38.83%	45.31%

(1)
Per share data is for a share outstanding throughout the period. On July 10, 2006, the Board of Directors declared a 2 for 1 stock split. As a result of the split, each share was converted to two shares on that date. Per share data for all five years is for a share outstanding throughout the period reflecting the impact of the stock split.

(2)  The total return calculation does not reflect the sales load imposed on the purchase of shares.

20

Mid Cap Value Fund

Per share data (1)	Year Ended September 30, 2006	Period from August 15, 2005 (Commencement of Operations) to September 30, 2005

Net asset value, beginning of period	$10.43	$10.00

Income from investment operations:
Net investment loss	(0.08)	(0.01)
Net realized and unrealized gains on investments	0.25	0.44
Total from investment operations	0.17	0.43

Net asset value, end of period	$10.60	$10.43

Total return (2) (3)	1.63%	4.30%

Ratios/supplemental data:
Net assets, end of period (in 000’s)	$54,513	$11,469

Ratio of net expenses to average net assets (4) (5)	1.94%	2.00%

Ratio of net investment loss
to average net assets (4) (5)	(1.10)%	(1.32)%

Portfolio turnover rate (3)	63.76%	0.00%

(1)	Per share data is for a share outstanding throughout the period.

(2)	The total return calculation does not reflect the sales load imposed on the purchase of shares.

(3)	Not annualized for periods less than one year.

(4)	Annualized for periods less than one year.

(5)
Without fees reimbursed, the ratio of net expenses to average net assets would have been 2.27%, and the ratio of net investment loss to average net assets would have been -1.42% for the year ended September 30, 2006. For the two year period beginning on October 1, 2006, the Adviser has agreed to cap the ratio of net expenses to average net assets at 1.49% on an annual basis.

21

All Cap Value Fund

Per share data (1)	Period from June 14, 2006 (Commencement of Operations) to September 30, 2006

Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment loss	(0.01)
Net realized gain on investments	(0.06)
Total from investment operations	(0.07)

Net asset value, end of period	$9.93

Total return (2) (3)	(0.70)%

Ratios/supplemental data:
Net assets, end of period (in 000’s)	$14,928

Ratio of net expenses to average net assets (4) (5)	1.72%

Ratio of net investment loss
to average net assets (4) (5)	(0.57)%

Portfolio turnover rate (3)	25.66%

(1)	Per share data is for a share outstanding throughout the period.

(2)	The total return calculation does not reflect the sales load imposed on the purchase

(3)	Not annualized for periods less than one year.

(4)	Annualized for periods less than one year.

(5)
Without fees reimbursed, the ratio of net expenses to average net assets would have been 3.97%, and the ratio of net investment loss to average net assets would have been -2.82% for the period from June 14, 2006 (commencement of operations) to September 30, 2006. For the two year period beginning on October 1, 2006, the Adviser has agreed to cap the ratio of net expenses to average net assets at 1.49% on an annual basis.

PRIVACY STATEMENT

Protecting your personal information is an important priority for us. Our privacy policy is designed to support this objective. We collect nonpublic personal information about you from the following sources:

▪	Information we receive from you on applications or on other forms; correspondence or conversations, such as your name, address, social security number, assets, income and date of birth.
▪
Information about your transactions with us, our affiliates or others, such as your account numbers and balances, transaction history, parties to transactions, cost basis information and other financial information.

We do not disclose any nonpublic information about our current or former consumers or customers to nonaffiliated third parties, except as permitted by law.

For example, if you maintain a brokerage account with Keeley Investment Corp., we disclose information we collect to National Financial Services, LLC (our clearing broker) in connection with its services in maintaining accounts and clearing transactions, and to our affiliated companies, Keeley Asset Management Corp., KEELEY Small Cap Value Fund, Inc., KEELEY Funds, Inc. and their service providers.

Keeley Investment Corp. is the Distributor and Keeley Asset Management Corp. is the Investment Adviser for the KEELEY Funds.

We restrict access to your nonpublic information to those persons who require such information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

HOUSEHOLD DELIVERY OF SHAREHOLDER DOCUMENTS

To reduce expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 1-888-933-5391 or contact your financial institution. We will begin sending you individual copies thirty days after receiving your request.

PS-1

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TO LEARN MORE ABOUT THE FUNDS

Ask for a free copy of the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI). Each Fund’s SAI gives you more details on other aspects of the each respective Fund. The Funds’ SAIs are filed with the Securities and Exchange Commission (Commission) and by this reference are incorporated in and therefore legally a part of this prospectus.

ANNUAL/SEMI-ANNUAL REPORT. These reports describe each Fund’s performance, list their holdings, and discuss market conditions, economic trends and Fund strategies that significantly affected a Fund’s performance during its last fiscal year.

Here’s how you can get this information
without charge:

BY TELEPHONE
Call Toll Free 1-888-933-5391

BY MAIL
Write to:
KEELEY [Fund name here]
401 South LaSalle Street, Suite 1201
Chicago, IL 60605

BY E-MAIL
Send your request to info@keeleyfunds.com

View online or download the Funds’ prospectuses
and application and the SAIs at
KEELEY Website: www.keeleyfunds.com

You can review and copy information about the Funds, (including the SAIs) at the Commission’s Public Reference Room in Washington, D.C. You may obtain information on the operation of the Commission’s Public Reference Room by calling the Commission at 1-202-551-8090. Reports and other information about each Fund are available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-0102.

Small Cap Value Fund: SEC file number 811-7760
Mid Cap Value Fund: SEC file number 811-21761
All Cap Value Fund: SEC file number 811-21761

STATEMENT OF ADDITIONAL INFORMATION
January 31, 2007

KEELEY SMALL CAP VALUE FUND, INC.	401 SOUTH LASALLE STREET
SUITE 1201
CHICAGO, ILLINOIS 60605
312-786-5050
888-933-5391

This Statement of Additional Information is not a prospectus, but provides expanded and supplemental information contained in the current prospectus of KEELEY Small Cap Value Fund, Inc. (the "Fund") dated January 31, 2007 and should be read in conjunction with the Fund's Prospectus and any additional supplements to the Prospectus and the Fund's financial statements. Investors should note, however, that a Statement of Additional Information is not itself a prospectus and should be read carefully in conjunction with the Fund's Prospectus and retained for future reference. A copy of the Prospectus and Annual/Semi-Annual Report to Shareholders may be obtained free of charge from the Fund at the address and telephone number listed above.

The following financial statements are incorporated by reference to the Annual Report, dated September 30, 2006, of KEELEY Small Cap Value Fund, Inc. (File No. 811-07760) as filed with the Securities and Exchange Commission on December 7, 2006.

Schedule of Investments
Statement of Assets and Liabilities
Statement of Operations
Statements of Change in Net Assets
Notes to Financial Statements
Financial Highlights
Report of Registered Independent Public Accounting Firm

TABLE OF CONTENTS

INTRODUCTION	3

GENERAL INFORMATION AND HISTORY	3

INVESTMENT OBJECTIVE, POLICIES AND RISK CONSIDERATIONS	3

INVESTMENT RESTRICTIONS	5

PORTFOLIO TURNOVER	7

DISCLOSURE OF PORTFOLIO HOLDINGS	7

MANAGEMENT OF THE FUND	8

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	12

PORTFOLIO MANAGER	12

INVESTMENT ADVISER	13

ADMINISTRATION SERVICES	14

FUND ACCOUNTANT, CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT	14

NET ASSET VALUE	15

PURCHASES AND REDEMPTION OF SHARES	16

SALES AT NET ASSET VALUE	16

EXCHANGE PRIVILEGE	17

TAXATION	18

DISTRIBUTION OF SHARES	18

RULE 12B-1 DISTRIBUTION PLAN	19

PORTFOLIO TRANSACTIONS AND BROKERAGE	20

ADDITIONAL INFORMATION	21

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	22

PROXY VOTING	22

INTRODUCTION

This Statement of Additional Information (“SAI”) is designed to elaborate upon the discussion of certain securities and investment techniques which are described in the Prospectus. The more detailed information contained in this document is intended solely for investors who have read the Prospectus and are interested in a more detailed explanation of certain aspects of the Fund's securities and investment techniques. Captions and defined terms in the SAI generally correspond to like captions and terms in the Prospectus.

No person has been authorized to give any information or to make any representations other than those contained in this SAI or the Prospectus dated January 31, 2007, and, if given or made, such information or representations may not be relied upon as having been authorized by the Fund. This SAI does not constitute an offer to sell securities in any state or jurisdiction in which such offering may not lawfully be made. The delivery of the SAI at any time shall not imply that there has been no change in the affairs of the Fund since the date hereof.

GENERAL INFORMATION AND HISTORY

The Fund is an open-end diversified management investment company, as defined under the Investment Company Act of 1940 (the “1940 Act”). It was incorporated in Maryland on May 17, 1993, registered under the 1940 Act on July 27, 1993 and commenced operations on October 1, 1993. The Fund has authorized capital of 200,000,000 shares of $0.01 par value common stock. There is no other class of securities authorized or outstanding. All shares have equal voting and liquidation rights, and each share is entitled to one vote on any matters which are presented to shareholders.

INVESTMENT OBJECTIVE, POLICIES AND RISK CONSIDERATIONS

INVESTMENT OBJECTIVE

The Fund's investment objective is to seek capital appreciation. The Board of Directors may not change the Fund’s investment objective without shareholder approval.

The Fund seeks to achieve this objective by investing primarily in companies that have a relatively small market capitalization, $2.5 billion or less at time of each investment. The Fund has adopted a policy, which is not a fundamental policy, that under normal market conditions, the Fund will have at least 80% of its net assets plus the amount of any borrowings invested in common stocks and other equity-type securities of such companies. If the Fund changes that policy, it will give shareholders at least 60 days notice of the change. Other equity-type securities include preferred stock, convertible debt securities and warrants. Within this group of companies, the Fund will emphasize five basic categories. The first category is corporate spin-offs. The second is companies involved in various types of corporate restructuring, including acquisitions, recapitalizations and companies emerging from bankruptcy. From time to time, the Fund may invest a significant portion of its net assets in these first two categories. The third category is companies that are trading at prices at or below actual or perceived book value and companies that are undergoing substantial changes, such as significant changes in markets or technologies, management and financial structure. The fourth category is conversions of savings & loan associations and insurance companies from mutual to stock companies. The Fund purchases shares of these companies after their conversion to a stock company has been completed. These conversions are usually under-valued in relation to their peer group. The fifth category is distressed utilities. The Adviser believes that this strategy allows the Fund to purchase equity shares with above-average potential for capital appreciation at relatively favorable market prices. Current dividend or interest income is not a factor when choosing securities.

INVESTMENT POLICIES AND RISK CONSIDERATIONS

DEBT SECURITIES

The Fund may invest in debt securities. The Fund will not invest in debt securities which are not considered to be rated as high grade bonds.

FOREIGN SECURITIES

The Fund may invest up to 5% of its net assets in foreign securities, which may entail a greater degree of risk (including risks relating to exchange rate fluctuations, tax provisions, or expropriation of assets) than does investment in securities of domestic issuers.

To the extent positions in portfolio securities are denominated in foreign currencies, the Fund's investment performance is affected by the strength or weakness of the U.S. dollar against these currencies. For example, if the dollar falls in value relative to the Japanese yen, the dollar value of a Japanese stock held in the portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the Japanese stock will fall.

Investors should understand and consider carefully the risks involved in foreign investing. Investing in foreign securities, which are generally denominated in foreign currencies, and utilization of forward foreign currency exchange contracts involve certain considerations comprising both risks and opportunities not typically associated with investing in U.S. securities. These considerations include: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back to the United States; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers, and issuers of securities; lack of uniform accounting, auditing, and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; possible imposition of foreign taxes; possible investment in securities of companies in developing as well as developed countries; and sometimes less advantageous legal, operational, and financial protection applicable to foreign subcustodial arrangements.

Although the Fund intends to invest in companies and governments of countries having stable political environments, there is the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions, or other adverse political, social or diplomatic developments that could affect investment in these nations.

UNSEASONED ISSUERS

The Fund may invest up to 5% of its net assets in the securities of unseasoned issuers; that is, issuers that, together with predecessors, have been in operation less than three years. The Adviser believes that investment in securities of unseasoned issuers may provide opportunities for long-term capital growth, although the risks of investing in such securities are greater than with common stock of more established companies because unseasoned issuers have only a brief operating history and may have more limited markets and financial resources.

ILLIQUID SECURITIES

The Fund may invest up to 10% of its net assets in securities for which there is no ready market ("illiquid securities"), including any securities that are not readily marketable either because they are restricted securities or for other reasons. Restricted securities are securities that have not been registered under the Securities Act of 1933 and are thus subject to restrictions on resale. Under the supervision of the Board of Directors, the Adviser determines the liquidity of the Fund's investments. Securities that may be sold pursuant to Rule 144A under the Securities Act of 1933 may be considered liquid by the Adviser. A position in restricted securities might adversely affect the liquidity and marketability of a portion of the Fund's portfolio, and the Fund might not be able to dispose of its holdings in such securities promptly or at reasonable prices. In those instances where the Fund is required to have restricted securities held by it registered prior to sale by the Fund and the Fund does not have a contractual commitment from the issuer or seller to pay the costs of such registration, the gross proceeds from the sale of securities would be reduced by the registration costs and underwriting discounts.

INVESTMENT RESTRICTIONS

The Fund has adopted certain investment restrictions. Unless otherwise noted, whenever an investment restriction states a maximum percentage of the Fund's assets that may be invested in any security or other asset, such percentage restriction will be determined immediately after and as a result of the Fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, total assets, or other circumstances will not be considered when determining whether the investment complies with the Fund's investment limitations.

The Fund has adopted the following fundamental investment restrictions, which cannot be changed without the approval of the holders of the lesser of (i) 67% of the Fund's shares present or represented at a shareholders' meeting at which the holders of more than 50% of such shares are present or represented; or (ii) more than 50% of the outstanding shares of the Fund:

1.
With respect to 75% of the Fund's net assets, the Fund will not invest more than 5% of such net assets (valued at the time of investment) in securities of any one issuer, except in U.S. government obligations.

2.	With respect to 75% of the Fund's net assets, the Fund will not acquire securities of any one issuer which at the time of investment represent more than 10% of the voting securities of the issuer.

3.
The Fund will not act as an underwriter or distributor of securities other than its own capital stock, except insofar as it may be deemed an underwriter for purposes of the Securities Act of 1933 on disposition of securities acquired subject to legal or contractual restrictions on resale.

4.	The Fund will not lend money, but this restriction shall not prevent the Fund from investing in (i) a portion of an issue of debt securities or (ii) repurchase agreements.

5.
The Fund will not purchase or sell real estate, interests in real estate or real estate limited partnerships, although it may invest in marketable securities of issuers that invest in real estate or interests in real estate.

6.	The Fund will not pledge any of its assets, except to secure indebtedness permitted by the Fund's investment restrictions.

7.
The Fund will not concentrate its investments by investing 25% or more of the value of the Fund's total assets taken at market value at the time of the investment (other than U.S. government securities) in companies of any one industry.

8.
The Fund will not purchase and sell commodities or commodity contracts except that it may enter into forward contracts to hedge securities transactions made in foreign currencies. This limitation does not apply to financial instrument futures and options on such futures.

9.
The Fund will not borrow, except that the Fund may borrow from banks as a temporary measure amounts up to 10% of its total assets, provided (i) that the total of reverse repurchase agreements and such borrowings will not exceed 10% of the Fund's total assets and (ii) the Fund will not purchase securities when its borrowings (including reverse repurchase agreements) exceed 5% of total assets. The Fund does not currently intend to enter into reverse repurchase agreements.

10.	The Fund will not issue senior securities, except for reverse repurchase agreements and borrowings as permitted by the Fund's other investment restrictions.

In addition to the fundamental restrictions listed above, the Fund has adopted the following restrictions that may be changed by the Board of Directors without shareholder approval:

1.
The Fund will not invest in interests in oil, gas or other mineral exploration or development programs or leases, although it may invest in marketable securities of issuers engaged in oil, gas or mineral exploration.

2.	The Fund will not invest more than 15% of its net assets (valued at the time of investment) in securities of issuers with less than three years' operation (including predecessors).

3.	The Fund will not invest more than 10% of its net assets in securities for which there is no ready market (including restricted securities and repurchase agreements maturing in more than seven days).

4.
The Fund will not participate in a joint trading account, purchase securities on margin (other than short-term credits as necessary for the clearance of purchases and sales of securities) or sell securities short (unless the Fund owns an equal amount of such securities, or owns securities that are convertible or exchangeable without payment of further consideration into an equal amount of such securities). The Fund does not currently intend to sell securities short even under the conditions described in Investment Restrictions.

5.	The Fund will not invest for the purpose of exercising control or management of any company.

6.
The Fund will not invest more than 2% of its net assets (valued at the time of investment) in warrants not listed on the New York or American stock exchanges, nor more than 5% of its net assets in warrants. Warrants acquired by the Fund in units or attached to securities are not subject to this restriction.

7.
The Fund will not acquire securities of other investment companies except (i) by purchase in the open market, where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission and (ii) where the acquisition results from a dividend or a merger, consolidation or other reorganization. In addition to this investment restriction, the 1940 Act provides that the Fund may neither purchase more than 3% of the voting securities of any one investment company nor invest more than 10% of the Fund's assets (valued at time of investment) in all investment company securities purchased by the Fund.

8.	The Fund will not invest in, or write, options, puts, calls, straddles or spreads.

9.	The Fund will not invest more than 5% of its net assets in foreign securities.

10.	The Fund will not invest more than 5% of its net assets in forward contracts, financial instrument futures and options on such futures.

The Fund may make commitments more restrictive than the restrictions listed above so as to permit the sale of shares of the Fund in certain states. Should the Fund determine that a commitment is no longer in the best interest of the Fund and its shareholders, the Fund reserves the right to revoke the commitment by terminating the sale of Fund shares in the state involved.

The investments and strategies described above are those that are used under normal conditions. During adverse economic, market or other conditions, the Fund may take temporary defensive positions such as investing up to 100% of its assets in investments that would not ordinarily be consistent with the Fund’s objective, including cash and cash equivalents. The Fund may not achieve its goal when so invested. The Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, the Fund cannot guarantee that it will achieve its investment goal.

PORTFOLIO TURNOVER

The Fund calculates portfolio turnover rate by dividing the value of the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of portfolio securities owned by the Fund during the fiscal year. A 100% portfolio turnover rate would occur, for example, if all of the portfolio securities (other than short-term securities) were replaced once during the fiscal year. The portfolio turnover rate will vary from year to year, depending on market conditions. Increased portfolio turnover may result in greater brokerage commissions. For the fiscal year ended September 30, 2006, the Fund's portfolio turnover rate was 17.58%.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund has adopted a policy that it will only disclose portfolio holdings (other than to rating agencies and third party service providers) when that information is filed with the Securities and Exchange Commission (“SEC”) or sent to shareholders pursuant to semi-annual or quarterly reports. In most cases, this information will be filed with the SEC sixty days after its date. Information may be sent to shareholders which is less than sixty days after its date, but in such case, the information will be sent to all shareholders at the same time. The Fund discloses holdings on a monthly basis to all ratings agencies, including: Standard & Poors, Bloomberg, Thomson Financial, Lipper and Morningstar. The Fund discloses holdings on a quarterly basis to Vickers. The Fund has no special agreements with the rating agencies which require them to keep information provided by the Fund to them confidential or which impose any restrictions on them with respect to trading. No information is released until it is at least 15 days old and all information is sent to all parties at the same time. The Fund may disclose portfolio information to the Fund’s third-party service providers, without lag, as part of the Fund’s normal investment activities. Third-party service providers may receive portfolio holdings information more frequently than this information is filed with the SEC or sent to shareholders when there is a legitimate business purpose for such disclosure. These service providers include U.S. Bancorp Fund Services, LLC, the Fund’s administrator, transfer agent, and fund accountant; U.S. Bank N.A., the Fund’s custodian; the Fund’s pricing service, IDC; and the Fund’s independent registered accountant, PricewaterhouseCoopers, LLP. The Fund’s contracts with its administrator, transfer agent, fund accountant, and custodian include provisions which require that they treat all information which they receive from the Fund as confidential, not use that information for any purpose other than to perform their obligations under their contracts with the Fund, and not disclose that information to any third party without written authorization from the Fund or pursuant to court order.

The Fund’s CCO reviews policies and procedures of the Fund’s service providers to assure the Fund that their policies and procedures restrict trading based on information they receive from clients, and provide for confidential handling of client information. Under the Fund’s policies, no one has authority to make any other disclosure of portfolio information. Officers and directors of the Fund and the Adviser, and officers of the Distributor who are also officers of the Fund or the Adviser of necessity have access to information about the Fund and its investments, including its portfolio holdings, but the Fund and its Adviser and Distributor have adopted policies and procedures to prevent the unfair use by them of nonpublic information. The Fund’s code of ethics prohibits access persons (who include officers and directors of the Fund) from buying and selling securities which the Fund is buying or selling or considering buying or selling, except with the prior approval of John Keeley (or in the case of his trades, another officer designated by the Board). Information on personal trading is compiled and reviewed monthly by the Chief Compliance Officer (“CCO”), and quarterly by the Board. It is against the policy of the Fund for the Fund or its Adviser to receive compensation for the disclosure of portfolio holdings information. The disclosure policy of the Fund has been approved by the Board and under the Fund’s procedures, may only be changed with Board approval. The Board reviews the disclosure policy on an annual basis to determine whether it is, and continues to be, in the best interest of the shareholders. The Fund’s policies and procedures regarding disclosure of portfolio information are tested periodically by the Fund’s CCO, and the Board of the Fund reviews the operations of those policies and procedures at each meeting of the Board.

MANAGEMENT OF THE FUND

GENERAL

The Fund's Board of Directors oversees and reviews the Fund's management, administrator and other companies who provide services to the Fund to ensure compliance with investment policies. The Fund’s Board of Directors has no standing committees. Fund officers and the administrator are responsible for day-to-day operations. The Adviser is responsible for investment management under the Investment Advisory Agreement. The Fund, the Investment Adviser and the Distributor have each adopted Codes of Ethics under Rule 17j-1 of the Investment Company Act. Those Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities which may be purchased or held by the Fund.

DIRECTORS AND OFFICERS

The Directors and officers of the Fund and their principal business activities during the past five years are:

Name, Age and Address	Position(s) Held with Fund	Term of Office(1) and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios Overseen Within the Fund Complex	Other Directorships Held Outside the Fund Complex
Independent Directors
Jerome J. Klingenberger(2) Age: 51 561 Hillgrove Ave. LaGrange, IL 60525	Chairman of the Board, Director	Served as Director since 1999	ExecutiveVice President and Chief Financial Officer for Grayhill, Inc. (electronic components and control systems)	3	____

John G. Kyle(2) Age: 65 10 Skokie Hwy Highland Park, IL 60035	Director	Served as Director Since 1993	Owner and operator of Shell Oil Services Stations and Gasoline Distributor	3	____

John F. Lesch(2) (3) Age: 66 200 W Adams Street Suite 2500 Chicago, IL 60606	Director	Served as Director Since 1993	Attorney with Nisen & Elliott, LLC	3	____

Walter D. Fitzgerald Age: 65 P.O. Box 170 Winnetka, IL 60093	Director	Served as Director since 2006	Vice President, RBC Dain Rauscher until retirement June 1, 2005	3	___

Sean Lowry(2) Age: 52 401 South LaSalle Street Suite 201 Chicago, IL 60605	Director	Served as Director since 1999	Executive Vice President of Pacor Mortgage Corp.	3	____

Elwood P. Walmsley(2) Age: 66 100 Cobblestone Court Twin Lakes, WI 53181	Director	Served as Director since 1999	Owner of J. FitzWoody's Lakeshore Grill, since 2002 and Director of Sales for H.B. Taylor Company (food services), since 2003; Prior thereto, National Account Executive for Haarmann & Reimer, Division of Bayer International, since 1999.	3	____

Name, Age and Address	Position(s) Held with Fund	Term of Office(1) and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios Overseen Within the Fund Complex	Other Directorships Held Outside the Fund Complex
Interested Director and Officers
John L. Keeley, Jr. (4) (5) Age: 66 401 South LaSalle Street Suite 1201 Chicago, IL 60605	Director and President	Served as Director and President since 1993	President and Treasurer of Keeley Investment Corp. and President of Keeley Asset Management Corp., President and Director of KEELEY Small Cap Value Fund, Inc. and KEELEY Funds, Inc., Director of Marquette National Corp.	3	____
Officers
Mark Zahorik Age: 44 401 South LaSalle Street Suite 1201 Chicago, IL 60605	Vice President	Served as Vice President since 1997	Vice President of Keeley Asset Management Corp., Keeley Investment Corp., KEELEY Small Cap Value Fund, Inc. and KEELEY Funds, Inc.	N/A	N/A

John L. Keeley, III(5) Age: 45 401 South LaSalle Street Suite 1201 Chicago IL 60605	Vice President	Served as Vice President since 2005	Vice President of Keeley Asset Management Corp., Keeley Investment Corp., KEELEY Small Cap Value Fund, Inc., and KEELEY Funds, Inc.	N/A	N/A

Robert Kurinsky Age: 34 401 South LaSalle Street Suite 1201 Chicago, IL 60605	Secretary	Served as Corporate Secretary since 2006
Corporate Secretary and General Counsel of Keeley Asset Management Corp., Keeley Investment Corp., Secretary of KEELEY Small Cap Value Fund, Inc. and KEELEY Funds, Inc. since 2006, various legal, accounting and risk management positions for Driehaus Capital Management, Inc. (2001-06).
				N/A	N/A

Emily Viehweg Age: 40 401 South LaSalle Street Suite 1201 Chicago, IL 60605	Treasurer	Served as Treasurer since 1997	Treasurer of Keeley Asset Management Corp., KEELEY Small Cap Value Fund, Inc. and KEELEY Funds, Inc., Assistant Treasurer of Keeley Investment Corp.	N/A	N/A

Guy Talarico Age: 51 41 Madison Avenue 30th Floor New York, NY 10010	Chief Compliance Officer	Served as Chief Compliance Officer since 2004
Chief Executive Officer of ALARIC Compliance Services LLC since January 1, 2006, Co-Chief Executive Officer of EOS Compliance Services, LLC 2004 and 2005; Senior Director of Investors Bank & Trust Institutional Custody Division 2001 to 2004; Vice President of Chase Investment Services Group 1997 to 2001, Chief Compliance Officer of KEELEY Small Cap Value Fund, Inc. and
KEELEY Funds, Inc.
				N/A	N/A

--------------------------
(1) Each director serves an indefinite term until the election of a successor. Each Officer serves an indefinite term, renewed annually, until the election of a successor.

(2) Each director maintains brokerage accounts with Keeley Investment Corp., the Fund's principal underwriter.

(3) Mr. Lesch previously performed legal services (principally related to Federal income tax matters) for Mr. Keeley on an individual basis, unrelated to the business of Keeley Asset Management Corp. or Keeley Investment Corp. Fees paid by Mr. Keeley to Mr. Lesch were approximately $2,941 and $2,500 for the years ending December 31, 2005 and 2004, respectively. Mr. Lesch ceased providing any such services in August 2005.

(4) John L. Keeley, Jr., is considered an "interested director" of the Fund because of his affiliation with Keeley Asset Management Corp.

(5) John L. Keeley, III is John L. Keeley, Jr.’s son.

At December 31, 2006, the Directors and Officers owned 0.72% of the outstanding shares of the Fund.

With the exception of the Chief Compliance Officer, the officers are "interested persons" of the Fund and are also officers of Keeley Asset Management Corp., Keeley Investment Corp. or its Affiliates, and receive compensation from those companies. They do not receive any compensation from the Fund. The Chief Compliance Officer has a contractual agreement with the Fund, whereby the Fund compensates the Chief Compliance Officer $7,917 monthly. Each "non-interested" Fund Director receives $2,500 from the Fund for each meeting which he attends and an annual retainer of $12,000. In addition to the meeting fee and the annual retainer, the Chairman receives an extra $500 per meeting from the Fund. Regular Board meetings are held quarterly. For the fiscal year ended September 30, 2006, the Fund paid Directors' fees of $85,013.

At December 31, 2006, the dollar range of equity securities owned beneficially by each Director of the Fund was as follows:

Amount Invested Key
A.	$0
B.	$1-$10,000
C.	$10,001-$50,000
D.	$50,001-$100,000
E.	over $100,000

INTERESTED DIRECTOR

Name of Director	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in Family of Investment Companies
John L. Keeley, Jr.	E.	E.

INDEPENDENT DIRECTORS

Name of Director	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in Family of Investment Companies
John F. Lesch	B.	B.
John G. Kyle	E.	E.
Elwood P. Walmsley	D.	D.
Jerome J. Klingenberger	D.	E.
Sean Lowry	E.	E.
Walter D. Fitzgerald	D.	E.

Please see the Fund’s semi-annual report for the period ending April 30, 3006 for a discussion of the Board’s previous renewal of the Investment Advisory Agreement in November 2005. A discussion of the factors considered by the Board in its most recent renewal of the Investment Advisory Agreement will be included in the Fund’s semi-annual report for the period ending April 30, 2007.

The table below shows the compensation which the Fund paid to each of its Directors for the fiscal year ended September 30, 2006:

Name of Person, Position	Aggregate Compensation From Fund	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund and Fund Complex Paid to Directors
John L. Keeley, Jr.,	None	None	None	None
Director

John F. Lesch,	$14,000	None	None	$17,500
Director

John G. Kyle,	$14,000	None	None	$17,500
Director

Elwood P. Walmsley,	$14,013	None	None	$17,525
Director

Jerome J. Klingenberger	$15,000	None	None	$19,500
Director

Sean Lowry	$14,000	None	None	$17,500
Director

Officers and Directors of the Fund do not pay sales loads on purchases of Fund shares. The Fund believes the waiver of sales loads for these people is appropriate because the Distributor does not incur any costs related to selling shares to them, nor does it need to keep them advised of Fund activity or performance. In addition, the Fund believes that the waiver of sales load will encourage their ownership of Fund shares, which the Fund believes is desirable.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

For this purpose "control" means: (i) the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company; (ii) the acknowledgment or assertion by either the controlled or controlling party of the existence of control; or (iii) an adjudication under the terms and conditions of the 1940 Act, which has become final, that control exists.

As of December 31, 2006, the following persons held of record more than 5% of the outstanding shares of the Fund:

Name and Address	Number of Shares	Percentage Owned
Charles Schwab & Co., Inc. Special Custody Account for the Exclusive Benefit of Customers 101 Montgomery Street San Francisco, CA 94104	20,801,583.00	15.42%
Prudential Investment Management Service for the Benefit of Mutual Fund Clients 100 Mulberry Street Newark, NJ 07102	7,635,516.51	5.66%

On December 31, 2006, Mr. John L. Keeley, Jr. owned 896,983 shares, and his ownership represented 0.66% of the issued and outstanding shares of common stock of the Fund.

PORTFOLIO MANAGER

John L. Keeley, Jr. is the portfolio manager of the Fund. Mr. Keeley is also the portfolio manager for KEELEY Mid Cap Value Fund and KEELEY All Cap Value Fund., each a series of KEELEY Funds, Inc., a registered investment company which had assets of $54.5 million and $14.9 million, respectively, as of December 31, 2006. In addition, Mr. Keeley is the President of Keeley Asset Management Corp. an investment adviser to approximately 2,200 individual accounts. These accounts had assets of $2.5 billion as of December 31, 2006, including 5 pooled investment vehicles which had assets of $62.4 million as of December 31, 2006. Four of the pooled investment vehicles, which have assets of $54.8 million as of December 31, 2006, provide for a performance-based fee.

The Fund, KEELEY Mid Cap Value Fund and KEELEY All Cap Value Fund, use the same investment strategy but focus on different issuers; the Fund concentrates on small cap stocks, KEELEY Mid Cap Value Fund concentrates on mid-cap stocks, while the KEELEY All Cap Value Fund does not have a size limitation or focus, and is expected to invest in stocks of all size issuers. A conflict will arise if the Portfolio Manager decides to sell a security which the Fund holds or purchase a security for the Fund at the same time that such security is to be purchased or sold by KEELEY Mid Cap Value Fund or the KEELEY All Cap Value Fund, the pooled investment vehicles and individual accounts and there is not sufficient trading volume to permit the fill of all of the orders at the same time without affecting the price. Such action could have an effect on the price of the securities, and potentially result in the Fund paying more (with respect to a purchase) or receiving less (with respect to a sale) than might otherwise be the case if only the Fund were purchasing or selling that security. Historically, when the Fund and any of those other accounts purchased or sold the same security on the same day, the Fund received the best price or the same price, and if possible the transactions were averaged. Now that the Portfolio Manager is managing the portfolios of three funds of registered investment companies, if the Fund, KEELEY Mid Cap Value Fund and KEELEY All Cap Value Fund buy or sell the same security on the same day, the prices will be averaged and each will receive the same price. If it is not possible to fill all of the orders for the same security for the Fund and other accounts managed by the Adviser, the securities purchased or sold will be allocated among the purchasers or sellers proportionate to the number of shares which each requested to purchase or sell.

Mr. Keeley does not receive any compensation specifically for acting as portfolio manager of the Fund. However, as the sole shareholder of the Investment Adviser, he has the benefit of 100% of the management fees paid by the Fund to the Adviser, after payment by the Adviser of all of its expenses.

INVESTMENT ADVISER

Keeley Asset Management Corp., organized in the State of Illinois on December 28, 1981, is the Fund's investment adviser (the "Adviser"). John L. Keeley, Jr. owns all of the stock of the Adviser. Under the Investment Advisory Agreement between the Adviser and the Fund, the Adviser is responsible for administering the Fund's affairs and supervising its investment program and must do so in accordance with applicable laws and regulations. The Adviser also furnishes the Fund's Board of Directors with periodic reports on the Fund's investment performance.

For its services, the Adviser receives a monthly fee at an annual rate of 1.00% of the average daily net assets of the Fund on the first $1 billlion and 0.90% on assets over that amount. The Investment Advisory Agreement provides that the Adviser will waive a portion of its management fee, or reimburse the Fund, to the extent that its total annual operating expenses exceed 2.50%, exclusive of (i) taxes, (ii) interest charges, (iii) litigation and other extraordinary expenses, and (iv) brokers' commissions and other charges relating to the purchase and sale of the Fund's portfolio securities. The Investment Advisory Agreement also provides that the Adviser shall not be liable to the Fund or its shareholders from or as a consequence of any act or omission of the Adviser, or of any of the directors, officers, employees or agents of the Adviser, in connection with or pursuant to this Agreement, except by willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or by reason of reckless disregard by the Adviser of its obligations and duties under this Agreement. For the fiscal years ended September 30, 2006, 2005 and 2004, the Adviser earned $16,994,526, $4,633,456, and $1,307,148, respectively, in investment advisory fees.

ADMINISTRATION SERVICES

U.S. Bancorp Fund Services LLC (“U.S. Bancorp”), 615 E. Michigan Street, 3rd Floor, Milwaukee, WI 53202, will be the Administrator for the Funds beginning January 1, 2007. U.S. Bancorp will assist in preparing and filing the Fund's federal and state tax returns and required tax filings (other than those required to be made by the Fund's Custodian or Transfer Agent), participates in the preparation of the Fund's registration statement, proxy statements and reports, prepares state securities law compliance filings, oversees the Fund’s fidelity insurance relationships, compiles data for and prepares notices to the Securities and Exchange Commission, prepares annual and semi-annual reports to the Securities and Exchange Commission and current shareholders, monitors the Fund's expense accounts, the Fund's status as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), the Fund's arrangements with respect to services provided pursuant to the Fund's Distribution Plan, compliance with the Fund's investment policies and restrictions and generally assists in the Fund's administrative operations. UMB Fund Services, Inc. (“UMB”) is the former Administrator of the Fund.

The Administrator, at its own expense and without reimbursement from the Fund, furnishes office space and all necessary office facilities, equipment, supplies and clerical and executive personnel for performing the services required to be performed by it under the Administration Agreement. For its past services, UMB received a fee based upon the average daily net assets of the Fund. The fee was computed at the annual rate of 0.15% on the first $50 million of the Fund's average daily net assets, and 0.05% on the Fund's average daily net assets in excess of $50 million. The fee was computed daily and paid monthly. The minimum fee was $38,500 per year. For its past service UMB received fees of $560,253, $281,673 and $115,358 from the Fund for the years ended September 30, 2006, 2005 and 2004, respectively.

Fees for U.S. Bancorp Fund Services LLC beginning after September 30, 2006 for Fund Administration and Fund Accounting (combined) are based upon the average daily net assets of the Complex, .03% on the Complex’s daily net assets on the first $500 million, .0275% on the Complex’s next $500 million, .0225% on the Complex’s next $500 million, .0175% on the Complex’s next $3.5 billion, and .015% on the balance, plus out of pocket expenses. These fees were changed in addition to the Fund Administration fees of UMB through December 31, 2006.

FUND ACCOUNTANT, CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

FUND ACCOUNTANT

U.S. Bancorp acts as the fund accountant for the Fund. U.S. Bancorp's principal business address is 615 East Michigan Street, Milwaukee, WI, 53202-0701. U.S. Bancorp services include maintaining portfolio records; obtaining prices for portfolio positions; determining gains/losses on security sales; calculating expense accrual amounts; recording payments for Fund expenses; accounting for fund share purchases, sales, exchanges, transfers, dividend reinvestments and other fund share activity; maintaining a general ledger for the Fund; determining net asset values of the Fund; calculating net asset value per share and maintaining tax accounting records for the investment portfolio.

For its services as Fund accountant, U.S. Bancorp receives a fee based upon the average daily net assets of the Fund. The fee is computed at the annual rate of $33,000 for the first $100 million of the Fund's average daily net assets, 0.0150% on the Fund's average daily net assets from $100 to $300 million, and 0.010% on the remainder of the Fund’s average daily net assets. The fee is computed daily and paid monthly. U.S. Bancorp received fees of $225,310, 37,313 and $33,701 from the Fund for the years ended September 30, 2006, 2005 and 2004, respectively.

Fees for U.S. Bancorp Fund Services LLC beginning after September 30, 2006 for Fund Administration and Fund Accounting (combined) are based upon the average daily net assets of the Complex, .03% on the Complex’s daily net assets on the first $500 million, .0275% on the Complex’s next $500 million, .0225% on the Complex’s next $500 million, .0175% on the Complex’s next $3.5 billion, and .015% on the balance, plus out of pocket expenses.

CUSTODIAN

U.S. Bank, N.A., (the "Custodian") 1555 N. Rivercenter Drive, Suite 302, Milwaukee, WI 53212, is the custodian for the Fund. The Custodian is responsible for holding all securities and cash of the Fund, receiving and paying for securities purchased, delivering against payment for securities sold, receiving and collecting income from investments, making all payments covering expenses of the Fund, and performing other administrative duties, all as directed by authorized persons of the Fund. The Custodian does not exercise any supervisory function in such matters as purchase and sale of portfolio securities, payment of dividends, or payment of expenses of the Fund. The Fund has authorized the Custodian to deposit certain portfolio securities in central depository systems as permitted under federal law. The Fund may invest in obligations of the Custodian and may purchase or sell securities from or to the Custodian.

For its services as Custodian, U.S. Bank, N.A received a fee based upon the average daily net assets of the Fund. The fee was computed at the annual rate of 0.01% for the first $100 million of the Fund's average daily net assets, 0.0075% on the next $800 million of the Fund's average daily net assets and 0.0050% on the remainder of the Fund’s average daily net assets, with a minimum of $6,000 per year. The fee was computed daily and paid monthly.

After September 30, 2006, Custody fees are based on the average daily net assets of the complex, .0075% of the 1st $1 billion, .00625% on the next $1 billion, .005% on the balance, plus out of pockets.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

U.S. Bancorp acts as the Transfer and Dividend Disbursing Agent for the Fund. U.S. Bancorp's principal business address is 615 East Michigan Street, Milwaukee, WI, 53202-0701. U.S. Bancorp services include printing, postage, forms, stationary, record retention, mailing, insertion, programming, labels, shareholder lists, and proxy expenses. These fees and reimbursable expenses may be changed from time to time subject to mutual written agreement between U.S. Bancorp and the Fund and with the approval of the Board of Directors.

Under this Agreement, U.S. Bancorp receives orders for the purchase of shares; processes purchase orders and issues the appropriate number of uncertificated shares; processes redemption requests; pays money in accordance with the instructions of redeeming shareholders; transfers shares; processes exchanges between funds within the same family of funds; transmits payments for dividends and distributions; maintains current shareholder records; files U.S. Treasury Department Form 1099s and other appropriate information required with respect to dividends and distributions for all shareholders; provides shareholder account information upon request; mails confirmations and statements of account to shareholders for all purchases, redemptions and other confirmable transactions as agreed upon with the Fund; and, monitors the total number of shares sold in each state.

For its services as Transfer Agent and Dividend Disbursing Agent, U.S. Bancorp receives a fee of $16.00 per direct account and $13.00 per Level 3 account plus 0.005% of average daily net assets up to $1 billion and 0.002% of average daily net assets in excess of $1 billion, with a $30,000 per year minimum fee plus out of pocket expenses for services through September 30, 2006.

After September 30, 2006, Transfer Agent and Dividend Disbursing Agent fees are $16.00 per direct account, $13.00 for the 1st 100,000 Level 3 accounts, $11.50 for the next 50,000 Level 3 accounts, and $10.00 for the balance of the Level 3 accounts plus 0.005% of average daily net assets up to $1 billion and 0.002% of average daily net assets in excess of $1 billion, plus out of pocket expenses. The minimum annual fee is $30,000.

NET ASSET VALUE

For purposes of computing the net asset value of a share of the Fund, securities listed on an exchange, or quoted on a national market system are valued at the last sales price at the time of valuation or lacking any reported sales on that day, at the most recent bid quotations. Securities traded on only the over-the-counter markets are valued on the basis of the closing over-the-counter bid prices when there is no last sale price available. Securities for which quotations are not available and any other assets are valued at a fair value as determined in good faith by the Board of Directors. Money market instruments having a maturity of 60 days or less from the valuation date are valued on an amortized cost basis.

The Fund's net asset value will not be determined on any day on which the New York Stock Exchange is not open for trading. That Exchange is regularly closed on Saturdays and Sundays and on New Year's Day, the third Monday in January, the third Monday in February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. If one of these holidays falls on a Saturday or Sunday, the Exchange will be closed on the preceding Friday or the following Monday, respectively.

The Fund has elected to be governed by Rule 18f-1 under the 1940 Act. As a result of this election, the Fund must redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90 day period for any one shareholder. Redemptions in excess of those above amounts will normally be paid in cash, but may be paid wholly or partly by a distribution of Fund portfolio securities.

Investments by corporations must include a certified copy of corporate resolutions indicating which officers are authorized to act on behalf of the account. Investments by trustees must include a copy of the title and signature page of the trust agreement and pages indicating who is authorized to act.

On September 30, 2006, the net asset value per share of the Fund was calculated as follows:

Net Assets	=	Net Asset Value per share
Shares Outstanding
$2,753,839,901	=	$23.29
118,225,021

PURCHASES AND REDEMPTION OF SHARES

For information on purchase and redemption of shares, see "How to buy, sell and exchange shares" in the Fund's Prospectus. The Fund may suspend the right of redemption of shares of the Fund for any period: (i) during which the New York Stock Exchange is closed other than customary weekend and holiday closing or during which trading on the New York Stock Exchange is restricted; (ii) when the Securities and Exchange Commission determines that a state of emergency exists which may make payment or transfer not reasonably practicable; (iii) as the Securities and Exchange Commission may, by order, permit for the protection of the security holder of the Fund; or (iv) at any other time when the Fund may, under applicable laws and regulations, suspend payment on the redemption of its shares.

SALES AT NET ASSET VALUE

Purchases of the Fund's shares at net asset value may be made by the following persons: (a) nondealer assisted (or assisted only by the Distributor) tax-exempt entities (including pension and profit sharing plans and IRAs) whose minimum initial investment is $25,000 or more, (b) nondealer assisted (or assisted only by the Distributor) purchases by a bank or trust company in a single account where such bank or trust company is named as trustee and the minimum initial investment is over $25,000, (c) nondealer assisted (or assisted only by the Distributor) purchases by banks, insurance companies, insurance company separate accounts and other institutional purchasers, (d) a registered investment adviser purchasing shares on behalf of a client or on his or her own behalf through an intermediary service institution offering a separate and established program for registered investment advisers and notifying the Fund and its Distributor of such arrangement, (e) any current or retired Officer, Director or employee, or any member of the immediate family of such person, of the Fund, Adviser, Distributor or any affiliated company thereof, (f) the Fund's Adviser, Distributor or any affiliated company thereof, (g) any employee benefit plan established for employees of the Adviser, Distributor, or its affiliates, (h)advisory clients of the Adviser, (i) registered representatives and their spouses and minor children and employees of Selected Dealers, (j) for-fee clients of investment advisers registered under the Investment Advisers Act of 1940, who have for-fee clients with at least $25,000 of net asset value of shares in the Fund after giving effect to the purchase, and who have directed their for-fee clients to the Fund, (k) shareholders of the Fund, solely with respect to their reinvestment of dividends and distributions from the Fund, (l) shares exchanged in accordance with the Fund's exchange privilege on which a sales charge has been paid (or no sales charge was due because the purchaser had the right to purchase at net asset value) in connection with the previous purchase of shares of the Fund, KEELEY Mid Cap Value Fund or KEELEY All Cap Value Fund (see "Exchange Privilege"), (m) employees, pension, profit sharing and retirement plans of the Administrator of and of counsel to the Fund, (n) consultants to the Adviser of the Fund or the Fund, their employees and pension, profit sharing and retirement plans for those employees, (o) pension, profit sharing and retirement plans for employees of Directors and employees of business entities owned and controlled by Directors of the Fund, (p) sales to broker-dealers who conduct their business with their customers principally through the Internet and who do not have registered representatives who actively solicit those customers to purchase securities, including shares of the Fund; (q) sales through a broker-dealer to its customer under an arrangement in which the customer pays the broker-dealer a fee based on the value of the account, in lieu of transaction based brokerage fees and (r) investors in Schwab Mutual Fund Marketplace® (MFMP) (i) who are investment advisers, investment consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge a management consulting or other fee for their services; (ii) who are clients of such investment advisers, investment consultants or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment adviser, investment consultant or financial planner on Schwab’s system; (iii) who are customers of financial institutions clearing transactions through Schwab; or (iv) who are participants (including personal choice retirement accounts or otherwise) in retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Internal Revenue Code and “rabbi trusts” for which (X) Schwab acts as broker-dealer (Y) The Charles Schwab Trust Company acts as trustee of the trust funds under the Plans and/or (Z) Schwab Retirement Plan Services, Inc. or another entity acts as record keeper. In the opinion of the Fund's management, these sales will result in less selling effort and expense. In order to qualify for these waivers, sufficient information must be submitted at the time of purchase with the application to determine whether the account is entitled to the waiver of the sales charge.

EXCHANGE PRIVILEGE

Investors may exchange shares of the Fund having a value of $250 or more for shares of KEELEY Mid Cap Value Fund, KEELEY All Cap Value Fund, or First American Prime Obligations Fund (the "Prime Obligations Fund") at their net asset value and at a later date exchange such shares and shares purchased with reinvested dividends for shares of the Fund at net asset value. An investor is limited to 4 exchanges in each 12 month period. Investors who are interested in exercising the exchange privilege should first contact the Fund to obtain instructions and any necessary forms. The exchange privilege does not in any way constitute an offering or recommendation on the part of the Fund or the Adviser of an investment in the Prime Obligations Fund, KEELEY Mid Cap Value Fund or KEELEY All Cap Value Fund. Any investor who considers making such an investment through the exchange privilege should obtain and review the prospectuses of the Prime Obligations Fund, KEELEY Mid Cap Value Fund and KEELEY All Cap Value Fund before exercising the exchange privilege. The Distributor is entitled to receive a fee from Prime Obligations Fund for certain distribution and support services at the annual rate of 0.20 of 1% of the average daily net asset value of the shares for which it is the holder or dealer of record.

The exchange privilege will not be available if (i) the proceeds from a redemption of shares are paid directly to the investor or at his or her discretion to any persons other than the Prime Obligations Fund ,KEELEY Mid Cap Value Fund or KEELEY All Cap Value Fund or (ii) the proceeds from redemption of the shares of the Prime Obligations Fund are not immediately reinvested in shares of the Fund. The exchange privilege may be terminated by the Fund at any time.

For federal income tax purposes, a redemption of shares pursuant to the exchange privilege will result in a capital gain if the proceeds received exceed the investor's tax-cost basis of the shares redeemed. Such a redemption may also be taxed under state and local tax laws, which may differ from the Code.

TAXATION

The Fund intends to qualify annually and elects to be treated as a regulated investment company under the Internal Revenue Code of 1986 (the "Code").

To qualify as a regulated investment company, the Fund must, among other things: (i) derive in each taxable year at least ninety percent (90%) of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies; (ii) diversify its holdings so that, at the end of each quarter of the taxable year, (a) at least fifty percent (50%) of the market value of the Fund's assets are represented by cash, U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than five percent (5%) of the value of the Fund's total assets and 10 percent (10%) of the outstanding voting securities of such issuer, and (b) not more than twenty-five percent (25%) of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies); and (iii) distribute at least ninety percent (90%) of its net investment income (which includes dividends, interest, and net short-term capital gains in excess of and net long-term capital losses) each taxable year.

As a regulated investment company, the Fund will not be subject to U.S. federal income tax on its net investment income and net capital gains (any net long-term capital gains in excess of the sum of net short-term capital losses and capital loss carryovers from prior years), if any, that it distributes to shareholders. The Fund intends to distribute to its shareholders, at least annually, substantially all of its net investment income and any net capital gains. In addition, amounts not distributed by the Fund on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible four percent (4%) excise tax. To avoid the tax, the Fund must distribute during each calendar year, (i) at least ninety-eight percent (98%) of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (ii) at least ninety-eight percent (98%) of its capital gains in excess of its capital losses for the twelve-month period ending October 31 of the calendar year, and (iii) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, the Fund intends to make these distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid during the calendar year if it is declared by the Fund before December 31 of the year and paid by the Fund by January 31 of the following year. Such distribution will be taxable to shareholders in the year the distributions are declared, rather than the year in which the distributions are received.

If the Fund fails to qualify as a regulated investment company under the Internal Revenue Code, its income will be subject to federal income tax, and dividends paid to shareholders will also be subject to federal income tax.

DISTRIBUTION OF SHARES

Keeley Investment Corp. (the “Distributor”) acts as the principal underwriter for the Fund under an Underwriting Agreement between it and the Fund. The Distributor is a registered broker-dealer under the Securities Act of 1934, member of the National Association of Securities Dealers, Inc. (NASD), the Securities Investor Protection Corporation (SIPC), and an affiliate of the Adviser.

The Underwriting Agreement provides that the Distributor will use its best efforts to distribute the shares of the Fund on a continuous basis and will receive commissions on such sales as described in the Prospectus under "How Shares are Priced." The Distributor bears the costs of advertising and any other costs attributable to the distribution of the shares of the Fund. (A portion of these costs may be reimbursed by the Fund pursuant to the Fund's Distribution Plan (the "Plan") described below. The Distributor may receive brokerage commissions for executing portfolio transactions for the Fund. The Distributor may enter into sales agreements with other entities to assist in the distribution effort. Any compensation to these other entities will be paid by the Distributor from the proceeds of the sales charge. The Distributor may also compensate these entities out of the distribution fee received from the Fund. For the years ended September 30, 2006, 2005 and 2004, the Distributor received $310,583, $639,346, and $170,768, respectively, in front-end sales commissions and paid $4,132,341, $493,939 and $119,045, respectively, of such proceeds to dealers as sales concessions as described in the Prospectus.

RULE 12B-1 DISTRIBUTION PLAN

The Fund adopted a Plan of Distribution pursuant to Rule 12b-1 of the Investment Company Act of 1940 (the "Plan"). The Plan was adopted in anticipation that the Fund will benefit from the Plan through increased sales of shares of the Fund thereby reducing the Fund's expense ratio and providing an asset size that allows the Adviser greater flexibility in management. The Plan may be terminated at any time by a vote of the Directors of the Fund who are not interested persons of the Fund and who have no direct or indirect financial interest in the Plan or any agreement related thereto (the "Rule 12b-1 Directors") or by a vote of a majority of the outstanding shares of the Fund. Any change in the Plan that would materially increase the distribution expenses of the Fund provided for in the Plan requires the approval of the shareholders and the Board of Directors, including the Rule 12b-1 Directors.

While the Plan is in effect, the selection and nomination of Directors who are not interested persons of the Fund will be committed to the discretion of the Directors of the Fund who are not interested persons of the Fund. The Board of Directors of the Fund must review the amount and purposes of expenditures pursuant to the Plan quarterly as reported to it by the Adviser. The Plan will continue in effect for as long as its continuance is specifically approved at least annually by a majority of the Directors, including the Rule 12b-1 Directors.

For the years ended September 30, 2006, 2005 and 2004, the Distributor received $ 310,583, $99,777 and $70,662, respectively, under the Plan. During the same periods, the Fund paid an additional $4,132,341, $227,363 and $122,569, respectively, pursuant to the Plan, all of which represented compensation to dealers.

Amounts paid under the Plan (which may not exceed a maximum monthly percentage of 1/12 of 0.25% (0.25% per annum) of the Fund's average daily net assets) are paid to the Distributor in connection with its services as distributor. Payments, if any, are made monthly and are based on reports submitted by the Distributor to the Fund which sets forth all amounts expended by the Distributor pursuant to the Plan. Under no circumstances will the Fund pay a fee, pursuant to the Plan, the effect of which would be to exceed the National Association of Securities Dealers' ("NASD") limitations on asset based compensation described below.

The NASD has rules which may limit the extent to which the Fund may make payments under the Plan. Although the NASD's rules do not apply to the Fund directly, the rules apply to members of the NASD such as the Distributor and prohibit them from offering or selling shares of the Fund if the sale charges (including 12b-1 fees) imposed on such shares exceed the NASD's limitations.

The rules impose two related limits on 12b-1 fees paid by investors: an annual limit and a rolling cap. The annual limit is 0.75% of assets (with an additional 0.25% permitted as a service fee). The rolling cap on the total of all sales charges (including front end charges, contingent deferred sales charges and asset based charges such as 12b-1 payments) is 6.25% of new sales (excluding sales resulting from the reinvestment of dividends and distributions) for funds that charge a service fee and 7.25% of new sales for funds that do not assess a service fee.

Whether the rolling applicable maximum sales charge has been exceeded requires periodic calculations of the Fund's so-called "remaining amount." The remaining amount is the amount to which the Fund's total sales charges are subject for purposes of ensuring compliance with the NASD limits. The Fund's remaining amount is generally calculated by multiplying the Fund's new sales by its appropriate NASD maximum sales charge (6.25% or 7.25%). From this amount is subtracted the Fund's sales charges on the new sales and the 12b-1 payments accrued or paid over the period. The Fund's remaining amount increases with new sales of the Fund (because the Fund's front-end sales charge is less than the applicable NASD maximum) and decreases as the 12b-1 charges are accrued. The NASD rules permit the remaining amount to be credited periodically with interest based on the rolling balance of the remaining amount. If the Fund's remaining amount reaches zero, it must stop accruing its 12b-1 charges until it has new sales that increase the remaining amount. The Fund's remaining amount may be depleted as a result of the payment of 12b-1 fees if, for example, the Fund experiences an extended period of time during which no new sales are made or during which new sales are made but in an amount insufficient to generate increases in the remaining amount to offset the accruing 12b-1 charges.

PORTFOLIO TRANSACTIONS AND BROKERAGE

PORTFOLIO TRANSACTIONS

The Adviser has discretion to select brokers and dealers to execute portfolio transactions initiated by the Adviser and to select the markets in which such transactions are to be executed. The primary responsibility regarding portfolio transactions is to select the best combination of price and execution for the Fund. When executing transactions for the Fund, the Adviser will consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission. The Adviser may select the Distributor to execute portfolio transactions, subject to best price and execution. In any such transaction, the Distributor will charge commissions at a substantial discount from retail rates, regardless of the size of the transaction. Portfolio transactions executed by the Distributor will comply with all applicable provisions of Section 17(e) of the 1940 Act. Transactions of the Fund in the over-the-counter market may be executed with primary market makers acting as principal except where the Adviser believes that better prices and execution may be obtained elsewhere. The Adviser will not allocate brokerage on the basis of the sale of Fund shares; however, the Adviser may allocate brokerage to broker-dealers (including the Distributor) who have sold shares of the Fund, but any such allocation will be based on price and execution, and not the sale of Fund shares. In accordance with the provisions of Rule 12b-1(h), the Fund has implemented and the Board of Directors of the Fund has approved policies and procedures reasonably designed to prevent the use of brokerage on Fund securities transactions to promote or sell shares of the Fund.

BROKERAGE

In selecting brokers or dealers to execute particular transactions and in evaluating the best price and execution available, the Adviser is authorized to consider "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), statistical quotations, specifically the quotations necessary to determine the Fund's asset value, and other information provided to the Fund or the Adviser. The Adviser is also authorized to cause the Fund to pay a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction. The Adviser must determine in good faith, however, that such commission was reasonable in relation to the value of the brokerage and research services provided, viewed in terms of that particular transaction or in terms of all the accounts over which the Adviser exercises investment discretion. It is possible that certain of the services received by the Adviser attributable to a particular transaction will benefit one or more other accounts for which the Adviser has investment discretion. The "bunching" of orders for the sale or purchase of marketable portfolio securities with other accounts under management of the Adviser to save brokerage costs or average prices among them is not deemed to result in a securities trading account.

In valuing research services, the Adviser makes a judgment of the usefulness of research and other information provided by a broker to the Adviser in managing the Fund's investment portfolio. In some cases, the information, (e.g., data or recommendations concerning particular securities) relates to the specific transaction placed with the broker but for greater part the research consists of a wide variety of information concerning companies, industries, investment strategy and economic, financial and political conditions and prospects, useful to the Adviser in advising the Fund.

The Adviser is the principal source of information and advice to the Fund and is responsible for making and initiating the execution of investment decisions by the Fund. However, the Board of Directors of the Fund recognizes that it is important for the Adviser, in performing its responsibilities to the Fund, to continue to receive the broad spectrum of economic and financial information that many securities brokers have customarily furnished in connection with brokerage transactions, and that in compensating brokers for their services, it is in the interest of the Fund to take into account the value of the information received for use in advising the Fund. The extent, if any, to which the obtaining of such information may reduce the expenses of the Adviser in providing management services to the Fund is not determinable. In addition, the Board of Directors understands that other clients of the Adviser might also benefit from the information obtained for the Fund, in the same manner that the Fund might also benefit from the information obtained by the Adviser in performing services for others.

Although investment decisions for the Fund are made independently from those for other investment advisory clients of the Adviser, the same investment decision may be made for both the Fund and one or more other advisory clients. If both the Fund and other clients purchase or sell the same class of securities on the same day, to the extent the adviser is able to do so, the transactions will be allocated as to amount and price in a manner considered equitable to each. There may be circumstances under which, if orders are not placed with or through the same broker or executed in the same market, such allocation will not be possible. In those cases, each client will receive the price on its individual order, and the Fund may therefore have higher or lower prices for securities purchased or sold on the same day by the Adviser for other clients.

For the years ended September 30, 2006, 2005 and 2004, the Fund paid to brokers, other than the Distributor, brokerage commissions totaling $538,650, $0 and $250, respectively, on transactions having a total market value of $223,170,586, $0 and $69,747, respectively. For the years ended September 30, 2006, 2005 and 2004, the Fund paid the Distributor brokerage commissions of $4,984,751, $468,702 and $258,240, respectively, on transactions involving the payment of commissions having a total market value of $2,007,165,482, $137,772,207 and $63,961,868, respectively. Of the brokerage commissions paid by the Fund for the years ended September 30, 2006, 2005 and 2004, 90.3%, 100.0% and 99.9%, respectively, were paid to the Distributor and such commissions paid to the Distributor were paid in connection with transactions involving securities having a market value equal to 90.0%, 100.0% and 99.9%, respectively, of the total market value of securities on which the Fund paid commissions. The above does not include principal transactions when the Fund purchases securities directly from NASD marketmakers on a principal basis. During the fiscal year ended September 30, 2006, the Fund did not acquire securities of its regular brokers or dealers or their parents.

ADDITIONAL INFORMATION

SHAREHOLDER MEETINGS

The Articles of Incorporation do not require that the Fund hold annual or regular shareholder meetings. Meetings of the shareholders may be called by the Board of Directors and held at such times the Directors, from time to time determine, for the purpose of the election of Directors or such other purposes as may be specified by the Directors.

REMOVAL OF DIRECTORS BY SHAREHOLDERS

The Fund's By-Laws contain procedures for the removal of Directors by its shareholders. At any meeting of shareholders, duly called and at which a quorum is present, the shareholders may, by the affirmative vote of the holders of a majority of the votes then entitled to vote at an election of Directors, remove any Director or Directors from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed Directors.

Upon the written request of the holders of shares entitled to not less than ten percent (10%) of all of the votes entitled to be cast at such meeting, the Secretary of the Fund shall promptly call a special meeting of shareholders for the purpose of voting upon the question of removal of any Director. Whenever ten or more shareholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate either shares having a net asset value of at least $25,000 or at least one percent (1%) of the total outstanding shares, whichever is less, shall apply to the Fund's Secretary in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to a request for a meeting as described above and accompanied by a form of communication and request which they wish to transmit, the Secretary shall within five business days after such application either; (i) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Fund; or (ii) inform such applicants as to the approximate number of shareholders of record and the approximate cost of mailing to them the proposed communication and form of request.

If the Secretary elects to follow the course specified in clause (ii) of the last sentence of the preceding paragraph, the Secretary, upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books unless within five business days after such tender the Secretary shall mail to such applicants and file with the Securities and Exchange Commission (the "SEC"), together with a copy of the material to be mailed, a written statement signed by at least a majority of the Board of Directors to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion.

After opportunity for hearing upon the objections specified in the written statement so filed, the SEC may, and if demanded by the Board of Directors or by such applicants shall, enter an order either sustaining one or more of such objections or refusing to sustain any of them. If the SEC shall enter an order refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more of such objections, the SEC shall find, after notice and opportunity for hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Secretary shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, Milwaukee, Wisconsin, audits and reports on the Fund's annual financial statements, reviews certain regulatory reports, reviews the Fund's income tax returns, and performs other professional accounting, auditing, tax and advisory services when engaged to do so by the Fund.

PROXY VOTING

As the beneficial owner of Fund securities, the Fund, through its Board of Directors, has the right and the obligation to vote the Fund’s portfolio securities. The Board of Directors has delegated the power to vote Fund securities to its investment adviser. The Adviser has adopted proxy voting policies and procedures for all of its clients, including the Fund. Those policies and procedures will govern the Fund’s voting of portfolio securities, except to the extent varied by the Fund’s Policies and Procedures, in which case the Fund’s policies and procedures will govern.

The Fund’s Policies and Procedures are based on the following assumptions:

Voting rights have economic value.

There is a duty to cast an informed vote.

Fund securities must be voted in a way that benefits the Fund and its shareholders solely.

The following is a summary of the manner in which the Fund would normally expect to vote on certain matters that typically are included in the proxies that the Fund receives each year; however, each proxy needs to be considered separately and the Fund's vote may vary depending upon the actual circumstances presented. Proxies for extraordinary matters, such as mergers, reorganizations and other corporate transactions, are necessarily considered on a case-by-case basis in light of the merits of the individual transactions.

1)	The Fund will vote securities with management on routine matters (e.g., election of Directors, ratification or selection of Accountants).

2)
The Fund will rely upon the Adviser’s analysis of other management proposals, which it will make on a case by case basis (e.g., executive compensation, stock option plans, indemnification of Directors).

3)	The Fund will oppose anti-takeover proposals (e.g., supermajority amendments, unequal voting rights plans), except where special circumstances dictate otherwise.

4)
On matters relating to social and political responsibility, unless in the Adviser’s judgment a vote in one direction or the other is likely to have a material effect on the market value of Fund securities, the Fund will abstain.

All other issues brought forth will be reviewed by the Adviser on a case by case basis with the sole aim of enhancing the value of Fund assets.

Although the Adviser does not anticipate that voting will generally present a conflict of interest between the Fund on the one hand and the person exercising the vote, the Adviser, the Distributor or affiliated persons of the Adviser or the Distributor, the Adviser recognizes that it is possible that a conflict of interest could arise. If the Adviser identifies a situation which it believes presents a conflict of interest, if the matter is one for which the Fund’s proxy policies as set forth above require a specific vote (e.g. an anti-takeover matter), then the proxy will be voted in accordance with the predetermined policy without regard to the conflict. If there is no predetermined policy, or if the policy requires management to exercise judgment, then (i) if the perceived conflict involves the person exercising voting judgment on behalf of the Fund but does not involve the Adviser, Distributor or any other person controlling those entities, the exercise of voting judgment will be made by another officer of the Fund who does not have the conflict (ii) if there is no other officer of the Fund who does not have a perceived conflict or the conflict involves the Adviser, the Distributor or someone who controls either of them, the Adviser will seek approval of its vote from the Independent Directors (which approval need not be at a meeting but may be by separate telephone conferences, depending on the time available to vote) or (iii) the Adviser may retain an independent 3rd party to make a determination as to the appropriate vote on the matter, and may cast the vote in accordance with the determination.

Every August the Fund files with the Securities and Exchange Commission information regarding the voting of proxies for securities of the Fund for the 12-month period ending the preceding June 30th. Shareholders will be able to view such filings on the Commission's website at http://www.sec.gov. Shareholders may also obtain a copy of the Proxy Voting Policies and the Fund’s proxy voting record by contacting the Fund at 800-533-5344 (toll-free).

PART C: OTHER INFORMATION

KEELEY SMALL CAP VALUE FUND, INC.

Registration No. 33-63562

Item 23.  Exhibits
(a)

Articles of Incorporation of KEELEY Small Cap Value Fund, Inc. dated May 14, 1993, filed as an exhibit to Post-Effective Amendment No. 4 to Form N-1A on January 28, 1997, File No. 33-63562, and incorporated herein by reference.

(a)-1

Amendment to Articles of Incorporation to increase authorized shares, filed as filed as an Exhibit to Post-Effective Amendment No. 12 to Form N-1A on December 1, 2004, File No. 33-63562, and incorporated herein by reference.

(b)

Amended Bylaws of KEELEY Small Cap Value Fund, Inc., dated December 2, 1996, filed as an Exhibit to Post-Effective Amendment No. 4 to Form N-1A on January 28, 1997, File No. 33-63562, and incorporated herein by reference.

(b)-1

Amendment to Bylaws, to create office of Chief Compliance Officer, filed as an Exhibit to Post-Effective Amendment No. 12 to Form N-1A on December 1, 2004, File No. 33-63562, and incorporated herein by reference.

(d)

Investment Advisory Agreement by and between KEELEY Small Cap Value Fund, Inc. and Keeley Asset Management Corp., dated June 8, 1993, filed as an Exhibit to Post-Effective Amendment No. 4 to Form N-1A, on January 28, 1997, File No. 33-63562, and incorporated herein by reference.

(d)-1	Modification of Fee Under Investment Advisory Agreement dated January 31, 2006, filed as an Exhibit hereto.
(e)-1

Underwriting Agreement by and between KEELEY Small Cap Value Fund, Inc. and Keeley Investment Corp., dated September 8, 1993, filed as an Exhibit to Post-Effective Amendment No. 4 to Form N-1A, on January 28, 1997, File No. 33-63562, and incorporated herein by reference.

(e)-2

Form of Broker/Dealer Agreement by and between Keeley Asset Management Corp. and selected Broker/Dealers, filed as an Exhibit to Post-Effective Amendment No. 12 to Form N-1A on December 1, 2004, File No. 33-63562, and incorporated herein by reference

(g)-1

Custody Agreement by and between KEELEY Small Cap Value Fund, Inc. and First Wisconsin Trust Company, dated September 8, 1993, filed as an Exhibit to Post-Effective Amendment No. 4 to Form N-1A, on January 28, 1997, File No. 33-63562, and incorporated herein by reference.

(g)-2

Amended Custody Agreement by and between KEELEY Small Cap Value Fund, Inc. and Firstar Trust Company (f/k/a First Wisconsin Trust Company), amended as of November 14, 1997, filed as an Exhibit to Post-Effective Amendment No. 5 to Form N-1A, on January 28, 1998, File No. 33-63562, and incorporated herein by reference.

(g)-3

Addendum to Amended Custody Agreement by and between KEELEY Small Cap Value Fund, Inc. and Firstar Bank Milwaukee, N.A. (f/k/a Firstar Trust Company), dated September 30, 1998, filed as an Exhibit to Post-Effective Amendment No. 6 to Form N-1A, on November 27, 1998, File No. 33-63562, and incorporated herein by reference.

(g)-4	Second Amendment to Custody Agreement dated August 1, 2005 - filed herewith.
(g)-5	Third Amendment to Custody Agreement dated October 1, 2006 - filed herewith.
(h)-1

Fund Accounting Servicing Agreement by and between KEELEY Small Cap Value Fund, Inc. and Firstar Trust Company, dated September 8, 1993, filed as an Exhibit to Post-Effective Amendment No. 4 to Form N-1A, on January 28, 1997, file No. 33-63562, and incorporated herein by reference.

(h)-1(i)	Fund Accounting Servicing Agreement by and between KEELEY Small Cap Value Fund, Inc. and U.S. Bancorp Fund Services, LLC dated January 13, 2006 - filed herewith.
(h)-1(ii)	Amendment to Fund Accounting Servicing Agreement dated October 1, 2006 - filed herewith.
(h)-2

Transfer Agent Agreement by and between KEELEY Small Cap Value Fund, Inc. and Firstar Trust Company dated September 8, 1993, filed as an exhibit to Post-Effective Amendment No. 4 to Form N-1A, on January 28, 1997, File No. 33-63562, and incorporated herein by reference.

(h)-3

Distribution and Servicing Agreement by and between KEELEY Small Cap Value Fund and Portico Funds, Inc. dated October 1, 1993, filed as an Exhibit to Post-Effective Amendment No. 5 to Form N-1A, on January 28, 1998, File No. 33-63562, and incorporated herein by reference.

(h)-4

Addendum to Fund Accounting Servicing Agreement by and between KEELEY Small Cap Value Fund, Inc. and Firstar Mutual Fund Services, LLC (f/k/a Firstar Trust Company), dated September 30, 1998, filed as an Exhibit to Post-Effective Amendment No. 6 to Form N-1A, on November 27, 1998, File No. 33-63562, and incorporated herein by reference.

(h)-5

Addendum to Fund Accounting Servicing Agreement by and between KEELEY Small Cap Value Fund, Inc. and U.S. Bancorp Fund Services, LLC, dated as of January 1, 2002, filed as an Exhibit to Post-Effective Amendment No. 10 to Form N-1A, on January 27, 2003, File No. 33-63562, and incorporated herein by reference.

(h)-6

Addendum to Transfer Agent Agreement by and between KEELEY Small Cap Value Fund, Inc. and Firstar Mutual Fund Services, LLC (f/k/a Firstar Trust Company), dated September 30, 1998, filed as an Exhibit to Post-Effective Amendment No. 6 to Form N-1A, on November 27, 1998, File No. 33-63562, and incorporated herein by reference.

(h)-7

Addendum to Transfer Agent Servicing Agreement by and between KEELEY Small Cap Value Fund, Inc. and US Bancorp Fund Services, LLC, dated as of January 1, 2002, filed as an Exhibit to Post-Effective Amendment No. 10 to Form N-1A, on January 27, 2003, File No. 33-63562, and incorporated herein by reference.

(h)-8

Amended and Restated Administration Agreement, dated as of August 13, 2002, by and between KEELEY Small Cap Value Fund, inc., and UMB Fund Services, Inc., filed as an Exhibit to Post-Effective Amendment No. 10 to Form N-1A, on January 27, 2003, File No. 33-63562, and incorporated herein by reference.

(h)-9	Fund Administration Servicing Agreement by and between KEELEY Small Cap Value Fund, Inc. and U.S. Bancorp Fund Services, LLC dated October 1, 2006 - filed herewith.
(h)-10	Amendment to the Transfer Agent Servicing Agreement dated May 16, 2005 - filed herewith.
(h)-11	Amendment to the Transfer Agent Servicing Agreement dated January 13, 2006 - filed herewith.

(h)-12	Amendment to the Transfer Agent Servicing Agreement dated October 1, 2006 - filed herewith.
(i)	Opinion and Consent of Meltzer, Purtill & Stelle LLC, filed as an Exhibit to Post-Effective Amendment No. 12 to Form N-1A on December 1, 2004, File No. 33-63562, and incorporated herein by reference.
(j)	Consent of PricewaterhouseCoopers LLP - filed herewith.
(l)

Subscription Agreement by and between John L. Keeley, Jr. and KEELEY Small Cap Value Fund, Inc., dated August 31, 1993, filed as an Exhibit to Post-Effective Amendment No. 4, to Form N-1A, on January 28, 1997, File No. 33-63562, and incorporated herein by reference.

(m)-1

Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 by and between KEELEY Small Cap Value Fund, Inc. and Keeley Investment Corp., adopted on September 8, 1993, filed as an Exhibit to Post-Effective Amendment No. 4 to Form N-1A, on January 28, 1997, and incorporated herein by reference.

(m)-2

Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 by and between Keeley Asset Management and Portico Funds, Inc. adopted on October 1, 1993, filed as an Exhibit to Post-Effective Amendment No. 6 to Form N-1A, on November 27, 1998, File No. 33-63562, and incorporated herein by reference.

(p)-1	Code of ethics for KEELEY Small Cap Value Fund, Inc., filed as an Exhibit to Post-Effective Amendment No. 9 to Form N-1A, on January 19, 2001, File No. 33-63562, and incorporated herein by reference.
(p)-2

Code of Ethics of Keeley Asset Management Corp. (the adviser), filed as an Exhibit to Post-Effective Amendment No. 9 to Form N-1A, on January 19, 2001, File No. 33-63562, and incorporated herein by reference

(p)-3

Code of Ethics of Keeley Investment Corp. (the principal underwriter), filed as an Exhibit to Post-Effective Amendment No. 9 to Form N-1A, on January 19, 2001, File No. 33-63562, and incorporated herein by reference.

(q)	Power of Attorney dated November 13, 2001, filed as an Exhibit to Post-Effective Amendment No. 10 to Form N-1A, on January 27, 2003, File No. 33-63562, and incorporated herein by reference.

Item 24.  Persons Controlled by or Under Common Control with the Fund.

KEELEY Funds, Inc., which has the same board of directors as the Fund, may be deemed to be under common control with the Fund.

Item 25.  Indemnification

Section 2-418 of the General Corporation Law of Maryland authorizes the registrant to indemnify its directors and officers under specified circumstances. Article Tenth of the Charter of the registrant provides in effect that the registrant shall provide certain indemnification of its directors and officers. In accordance with section 17(h) of the Investment Company Act, this provision of the charter shall not protect any person against any liability to the registrant or its stockholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser

The directors and officers of the Adviser, Keeley Asset Management Corp., and their business and other connections during the past two years are as follows:

Name of Individual	Business and Other Connections
John L. Keeley, Jr	Director and President of Keeley Asset Management Corp.; Director, President and Treasurer of Keeley Investment Corp; Director and President of KEELEY Small Cap Value Fund, Inc. and KEELEY Funds, Inc.
Barbara G. Keeley	Vice President/Assistant Secretary of Keeley Asset Management Corp.; Director and Assistant Secretary of Keeley Investment Corp.
Mark E. Zahorik	Vice President of Keeley Asset Management Corp., Keeley Investment Corp., KEELEY Small Cap Value Fund, Inc. and KEELEY Funds, Inc.
John L. Keeley, III	Vice President of Keeley Asset Management Corp., Keeley Investment Corp., KEELEY Small Cap Value Fund, Inc. and KEELEY Funds, Inc.
Mary A. Ferrari	Secretary of Keeley Asset Management Corp., Keeley Investment Corp., KEELEY Small Cap Value Fund, Inc. and KEELEY Funds, Inc.
Emily Viehweg	Treasurer of Keeley Asset Management Corp., KEELEY Small Cap Value Fund, Inc. and KEELEY Funds, Inc., Assistant Treasurer of Keeley Investment Corp.
Guy Talarico	Chief Compliance Officer of Keeley Asset Management Corp., KEELEY Small Cap Value Fund, Inc. and KEELEY Funds, Inc.

Item 27. Principal Underwriters

(a) Keeley Investment Corp. serves as the Fund's Distributor.

(b) The Directors and Officers of Keeley Investment Corp. are as follows:

(1)	(2)	(3)
Name and Principal Business Address	Position and Offices with Underwriter	Position and Offices with Fund
John L. Keeley, Jr.	Director, President and Treasurer	Director and President
Barbara G. Keeley	Director and Assistant Secretary	None
Mark E. Zahorik	Vice President	Vice President
W. Terry Long	Vice President	None
Mark T. Keeley	Vice President	None
John L. Keeley, III	Vice President	Vice President
Mary A. Ferrari	Secretary	Secretary
Emily Viehweg	Assistant Treasurer	Treasurer

The principal address of each of the foregoing Directors and Officers is: 401 South LaSalle Street, Suite 1201, Chicago, Illinois 60605.

(c) None

Item 28.  Location of Accounts And Records

The account books and other documents required to be maintained by Registrant pursuant to Investment Company Act of 1940, Section 31(a), et seq., and Rules thereunder will be maintained by Registrant at 401 South LaSalle Street, Suite 1201, Chicago, Illinois 60605; at the Registrant's Custodian, U.S. Bank, N.A. 1555 N. RiverCenter Drive, Suite 302, Milwaukee, WI 53212; at the Registrant's Transfer Agent and Accounting Services Agent, US Bancorp Fund Services, LLC, 615 East Michigan Avenue, Milwaukee, Wisconsin, 53201; and at the Registrant's Administrator, U.S. Bancorp Fund Services LLC, 615 E. Michigan Street, 3rd Floor, Milwaukee, WI 53202.
Item 29. Management Services

None

Item 30. Undertakings

Not applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Chicago, and State of Illinois on the 30 day of January, 2007.

KEELEY SMALL CAP VALUE FUND, INC.

By: /s/John L. Keeley, Jr.
John L. Keeley, Jr., President

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date
John L. Keeley, Jr.	Director, Chief Executive Officer and Chief Financial Officer	1-30-2007
John G. Kyle	Director	1-30-2007
John F. Lesch	Director	1-30-2007
Elwood P. Walmsley	Director	1-30-2007
Jerome J. Klingenberger	Director	1-30-2007
Sean W. Lowry	Director	1-30-2007

The undersigned, John L. Keeley, Jr., by signing his name hereto, does hereby execute this post-effective amendment to registration statement in the capacities shown in the table above, and on behalf of each of the directors of the Fund listed above as of the dates set forth opposite each name, pursuant to a power of attorney executed by each person and filed with the Securities and Exchange Commission.

/s/John L. Keeley, Jr.
John L. Keeley, Jr.

KEELEY SMALL CAP VALUE FUND, INC.

Registration No. 33-63562

Exhibit List

(g)-4	Second Amendment to the Custody Agreement dated August 1, 2005 - filed herewith.
(g)-5	Third Amendment to the Custody Agreement dated October 1, 2006 - filed herewith.
(h)-1(i)	Fund Accounting Servicing Agreement by and between KEELEY Small Cap Value Fund, Inc. and U.S. Bancorp Fund Services, LLC dated January 13, 2006 - filed herewith.
(h)-1(ii)	Amendment to the Fund Accounting Servicing Agreement dated October 1, 2006 - filed herewith.
(h)-9	Fund Administration Servicing Agreement by and between KEELEY Small Cap Value Fund, Inc. and U.S. Bancorp Fund Services, LLC dated October 1, 2006 - filed herewith.
(h)-10	Amendment to the Transfer Agent Servicing Agreement dated May 16, 2005 - filed herewith.
(h)-11	Amendment to the Transfer Agent Servicing Agreement dated January 13, 2006 - filed
(h)-12	Amendment to the Transfer Agent Servicing Agreement dated October 1, 2006 - filed herewith.
(j)	Consent of PricewaterhouseCoopers LLP - filed herewith.